As filed with the Securities and Exchange Commission
                              on February 14, 2003

                                                         File Nos. 333-91050
                                                                   811-21123

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. 2              X
                        Post-Effective Amendment No.

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 2                     X

                              Black Diamond Funds
                          1200 South Pine Island Road
                                   Suite 300
                           Plantation, Florida 33324
                                (954) 617-1700

                              Larry B. Schweiger
                      Black Diamond Asset Management LLC
                          1200 South Pine Island Road
                                   Suite 300
                           Plantation, Florida 33324
                    (Name and address of agent for service)

                         Copies of Communications to:
                             John F. Rigney, Esq.
                              Seward & Kissel LLP
                            One Battery Park Plaza
                           New York, New York 10004

                 Approximate Date of Proposed Public Offering:

As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

It is proposed that this filing will become effective (check appropriate box)

      _____ immediately upon filing pursuant to paragraph (b)
      _____ on (date) pursuant to paragraph (b)
      _____ 60 days after filing pursuant to paragraph (a)(1)
      _____ on (date) pursuant to paragraph (a)(1)
      _____ 75 days after filing pursuant to paragraph (a)(2)
      _____ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                              BLACK DIAMOND FUNDS

                                  PROSPECTUS

                               February 18, 2003

                Black Diamond Principal Protected 500 Series I Black Diamond Principal Protected 100 Series I Black Diamond Principal Protected 2000 Series I Black Diamond Principal Protected 400 Series I Black Diamond Principal Protected LS Series I*

           *This Series is only offered to certain High Net Worth Investors as described herein.

The Securities and Exchange Commission has not approved or disapproved the Series' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
------------------------------------------------------------------------------
ALL ABOUT THE BLACK DIAMOND Funds

     -    Black Diamond Principal Protected Series Summary

     -    Black Diamond Principal Protected Series Fee Table

ADDITIONAL INFORMATION ON HOW THE BLACK DIAMOND PRINCIPAL PROTECTED SERIES WILL OPERATE

ADDITIONAL STRATEGIES AND RISKS

MANAGEMENT

YOUR ACCOUNT

     How to Contact a Series
     General Information
     Buying Shares
     Selling Shares
     Sales Charges
     Exchange Privileges
     Retirement Accounts

OTHER INFORMATION

FINANCIAL HIGHLIGHTS

ALL ABOUT THE BLACK DIAMOND FUNDS
------------------------------------------------------------------------------

This Prospectus offers five Series of Black Diamond Funds. Each Series offers four different share classes. You should carefully read the entire Prospectus, including the descriptions of the risks of investing in a Series and the features of each class before you invest in a Series.

Black Diamond Principal Protected Series Summary

                               Important Dates:

Investment Date: June 2, 2003.

Offering Period: February 18, 2003 to May 23, 2003.

Principal Protection Maturity Date: June 2, 2010.

------------------------------------------------------------------------------
                               Important Terms:

Adviser means Black Diamond Asset Management LLC.

Common Stock means an equity or ownership interest in a company.

ETFs mean exchange-traded investment companies that are designed to provide results corresponding to an equity index. ETFs include, among others, iShares, QQQs and SPDRS.

Government  Securities  mean  securities,  including  Zero Coupon  Treasuries,
issued   or   guaranteed   by   the   U.S.   Government,   its   agencies   or
instrumentalities.

Index Options mean option contracts whose value is based on the value of an underlying index, such as the S&P 500 Index, at some future point.

Protected Amount means the value of a shareholder's principal investment in a Series (including any sales load charged on the purchase of shares of the Series) as of the Investment Date.

Subadviser means Broadmark Asset Management, LLC.

Trust means Black Diamond Funds.

Zero Coupon Treasuries mean debt obligations that are issued or guaranteed by the U.S. Treasury and are sold at a significant discount from their face value. These securities do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date.

------------------------------------------------------------------------------
                              Important Indices:

S&P 500 Index means an unmanaged index composed of common stocks of 500 publicly traded large capitalization companies.

NASDAQ 100 Index means an unmanaged index composed of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq National Market tier of The Nasdaq Stock Market.

Russell 2000 Index means an unmanaged index composed of the common stocks of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

S&P Mid-Cap 400 Index means an unmanaged index composed of the common stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

CSFB Tremont Hedge Fund Long/Short Equity Index means an unmanaged index composed of hedge funds with a long/short management style. To be included in the index, a hedge fund must have audited financial statements and at least $10 million under management.

For more information on these Indices, please see the Statement of Additional Information that supplements this Prospectus.
------------------------------------------------------------------------------

Investment Objectives

The Black Diamond Principal Protected 500 Series I seeks to meet or exceed the performance of the S&P 500 Index over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period.

The Black Diamond Principal Protected 100 Series I seeks to meet or exceed the performance of the NASDAQ 100 Index over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period.

The Black Diamond Principal Protected 2000 Series I seeks to meet or exceed the performance of the Russell 2000 Index over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period.

The Black Diamond Principal Protected 400 Series I seeks to meet or exceed the performance of the S&P Mid-Cap 400 Index over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period.

The Black Diamond Principal Protected LS Series I seeks to meet or exceed the performance of the CSFB Tremont Hedge Fund Long/Short Equity Index over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. This Series is offered only to certain high net-worth investors.

Principal Investment Strategies

To protect your Protected Amount over a seven-year period, each Series expects to invest in an amount of Zero Coupon Treasuries on the Investment Date which will mature at a stated par value on or before the Principal Protection Maturity Date. The Series will invest in an amount of Zero Coupon Treasuries that is sufficient for the Series to be able to pay you your Protected Amount on the Principal Protection Maturity Date. The Zero Coupon Treasuries purchased by a Series on the Investment Date are segregated with the Series' custodian and are referred to herein as the "Designated Treasury Securities." It is expected that at least 70% of a Series' assets will initially consist of Designated Treasury Securities.

Each Series, except the Black Diamond Principal Protected LS Series I, seeks to meet or exceed the performance of the index identified in its investment objective over a seven-year period by investing in options on ETFs and Index Options relating to the index identified in the Series' investment objective. The investment strategy of each Series is designed to capture the upward movement of the index identified in its investment objective and minimize the Series' exposure to downward movement in that index.

The Subadviser applies its proprietary models to accomplish this strategy. When the models indicate that markets are improving, the Subadviser seeks to participate in the positive movement of an index by increasing a Series' exposure to that index, while maintaining minimum cash levels. When the models indicate that markets are weakening, the Subadviser seeks to limit a Series' exposure to an index by reducing the Series' investment in that index and by increasing cash levels. The Subadviser uses ETFs, options on ETFs and Index Options because of the increased exposure to an index's performance they create versus buying the underlying securities comprising the index. The use of options permits a Series to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option.

The Black Diamond Principal Protected LS Series I seeks to meet or exceed the performance of the CSFB Tremont Hedge Fund Long/Short Equity Index over a seven-year period by investing in put and call options, including Index Options, on certain indices in an attempt to maximize returns. The Subadviser applies its proprietary models to determine the level of long versus short exposure, the degree of exposure and the appropriate indices to be long and short. The Subadviser achieves short exposure through the purchase of put options and not through the use of short sales. The appropriate indices may include one or more of the S&P 500 Index, the NASDAQ 100 Index, the Russell 2000 Index and the S&P Mid-Cap 400 Index. Because it charges a performance fee, this Series is offered only to investors who have a net worth of more than $1.5 million.

No Series will purchase futures contracts, securities on margin or make short sales of securities.

Because each Series invests in Index Options, each Series may characterize a greater portion of the gain on its investments held for less than a year as long-term capital gain compared to typical equity funds that do not invest in Index Options to the same extent. In general, under the Internal Revenue Code the short-term gain or loss recognized by a Series on the actual or deemed disposition of Index Options will be treated by the Series as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income.

Principal Protection Feature

On the Investment Date, the Trust invests in the Designated Treasury Securities to provide the funds necessary to pay your Protected Amount at maturity. If you maintain your initial investment in a Series until the Principal Protection Maturity Date, reinvest all your dividends and distributions in additional shares of the Series, and the other conditions to principal protection described in this Prospectus are met, you will be entitled to the greater of the net asset value of the Series ("NAV") or your Protected Amount on the Principal Protection Maturity Date.

To receive the Protected Amount on the Principal Protection Maturity Date, you must not have redeemed (sold) any shares and you must have reinvested all dividends and distributions in additional shares of the Series. If you redeem
(sell) or exchange your shares of a Series before the Principal Protection Maturity Date, you will reduce your Protected Amount by the same percentage amount as the reduction in the amount of your current investment in the Series. For example, if you invested $10,000 in a Series and one year later, the value of your investment is $12,000 and you sell $1,200 worth of shares (i.e. 10% of $12,000), your Protected Amount will be reduced by 10% to $9,000. If after one year, the value of your investment is $8,000 and you sell $1,200 worth of shares (i.e. 15% of $8,000), your Protected Amount will be reduced by 15% to $8,500. Similarly, if you do not reinvest all your dividends and distributions, your Protected Amount will be reduced by the same percentage amount that the dividend or distribution represents of your total account value.

Profit Protection Feature

Starting June 2, 2004 and then periodically thereafter (the "Rollover Date"), you will be given the option to protect the profits on your investment in a Series by electing to rollover all or a portion of your entire account value as of the close of business on the Rollover Date to the same class of a new Black Diamond Principal Protected Series then being offered without paying a sales load. Your rollover amount must meet the minimum investment required by the new Series. By electing the Profit Protection Feature, you are able to establish a new Protected Amount in a new Series with a new principal protection period that will begin as of the Investment Date for the new Series. If you rollover a portion of your existing account value your Protected Amount in the original Series will be reduced as described above under "Principal Protection Feature."

Thirty days prior to each Rollover Date you will be sent a prospectus for the new Black Diamond Principal Protected Series into which you may elect to rollover your profits, if any. At that time, you may elect to invest in one of the new Black Diamond Principal Protected Series. Prior to investment in the new Series, your rollover amount will be invested in the JP Morgan Prime Money Market Fund - Cash Management Shares pending investment in the new Series on the Investment Date for that Series. The Trust intends to offer additional
Series on a periodic basis, however, there is no assurance that additional Series will be offered or that additional Series will be offered at the time you wish to effect a rollover.

Please see pages 11-14 for more information on the operation of the Black Diamond Principal Protected Series.

Principal Risks of Investing in a Series

An investment in a Series may be subject to interest rate risk, credit risk and market risk. Interest rate risk is the risk that changes in interest rates will affect a Series' investments, including investment in the Designated Treasury Securities used to fund your Protected Amount. Increases in interest rates may cause a decline in the value of a Series' investment in the Designated Treasury Securities during the period between the Investment Date and the Principal Protection Maturity Date, which could result in a loss to you if you were to sell your shares in a Series before the Principal Protected Maturity Date. However, it is not expected that interest rate risk will affect the ability of a Series to receive the par value of the Designated Treasury Securities on their maturity date or the ability of a Series to pay your Protected Amount if the Designated Treasury Securities are held until their maturity. Credit risk is the risk that the issuer of a security or other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. It is not expected that credit risk will affect the ability of a Series to receive the par value of the Designated Treasury Securities on their maturity date. Market risk is the risk that the value of a Series' investments, including its investment in Designated Treasury Securities, will fluctuate and that prices overall will decline over short- or long-term periods. There is no assurance that a Series will achieve its investment objective. If a Series' investments were to experience drastic or sustained losses, it could be necessary for the Series to sell Designated Treasury Securities to pay its expenses, which would reduce the funds available to the Series to pay the Protected Amount to shareholders on the Principal Protection Maturity Date. If insufficient Designated Treasury Securities exist on the Principal Protection Maturity Date, it is possible, although unlikely, that the Series would be unable to pay the full Protected Amount, if necessary.

You will receive your Protected Amount on the Principal Protection Maturity Date if you reinvest your dividends and distributions in additional shares of the Series and do not redeem any of your shares of the Series prior to the Principal Protection Maturity Date and the other conditions to principal protection described in this Prospectus are met. Dividends and distributions from a Series will be taxable to you whether you receive them in cash or reinvest them in additional shares.

A Series does not provide a specific return on your capital and does not ensure that you will experience an overall positive return from your investment in the Series. If a Series incurs any extraordinary expenses between the Investment Date and the Principal Protection Maturity Date, your Protected Amount may be reduced by your pro rata share of the extraordinary expenses.

In the event the Subadviser's market assessments of movements in the direction of a stock index are not completely accurate, a Series may be in a more adverse position than if Index Options were not used. Further, if dissemination of the current value of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index may be halted.

You would not receive your full Protected Amount on the Principal Protection Maturity Date if:

     o There are insufficient Designated Treasury Securities to provide you with your Protected Amount on the Principal Protection Maturity Date;
     o The Series has insufficient assets to pay its expenses, causing the Series to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, the Series will maintain a cash reserve of 5% of its net assets for the purpose of paying its expenses;
     o You redeem some or all of your shares in a Series prior to the Principal Protection Maturity Date or fail to reinvest all of your dividends and distributions in additional shares of the Series; or
     o The Series incurs any extraordinary expenses, such as litigation expenses or other expenses not incurred in the ordinary course of business, which could lower the amount of principal protection

An  investment  in a Series is not a deposit  of a bank and is not  insured or
guaranteed  by  the  Federal  Deposit  Insurance   Corporation  or  any  other
governmental agency.

Offering Period and Investment Date

Each Series has an Offering Period that begins on February 18, 2003 and ends on May 23, 2003. A Series will accept orders to purchase shares only during the Offering Period or on the Investment Date. Investment into a Series will occur on the Investment Date. Any funds you send to a Series during the Offering Period will be temporarily invested in the JPMorgan Prime Money Market Fund - Cash Management Shares, less the Series' applicable sales load while waiting for the upcoming Series' Investment Date. On the Investment Date, your funds will be transferred into your chosen Principal Protected Series.

Who May Want to Invest in a Series

A Series may be appropriate for you if you:
     o    Seek   potential   for   growth  but  place  a  premium  on  capital
          preservation, and
     o    Have an investment time horizon of at least seven years

A Series may not be appropriate for you if you:
     o    Need regular income, or
     o    Are pursuing a short-term goal or investing emergency reserves

Performance

Performance information is not provided because the Series have not commenced operations prior to the date of this Prospectus.

BLACK DIAMOND PRINCIPAL PROTECTED SERIES FEE TABLE

The following tables describe the various fees and expenses that you will bear if you invest in a Principal Protected Series.

------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------------

                                            Blue     Green    Silver    Gold
                                            Shares   Shares   Shares    Shares
                                            ------   ------   ------    ------

Maximum Sales Charge (Load) Imposed on
Purchases                                   4.25%*   3.25%*   2.25%*    1.25%*
  (as a % of offering price)

Maximum Deferred Sales Charge (Load)
Imposed on Purchases
  (as a % of purchase or sales price,
   whichever is lower)                       None     None     None      None
------------------------------------------------------------------------------

* Maximum sales load, as applicable, is charged on investment in each Series. Any of your funds received by a Series during an Offering Period will be temporarily invested in the JPMorgan Prime Money Market Fund - Cash Management Shares after deducting the Series' sales load.

------------------------------------------------------------------------------
Annual Index Series Operating Expenses (expenses that are deducted from Series assets)(1)
------------------------------------------------------------------------------

                                          Blue      Green      Silver   Gold
                                         Shares     Shares    Shares    Shares
                                         ------     ------    ------    ------

Management Fees                           1.00%      1.00%     1.00%     1.00%

Rule 12b-1 Fees(2)                        0.50       0.50      0.35      0.35

Other Expenses(3)                         0.50       0.50      0.25      0.25
                                          ----       ----      ----      ----

Total Annual Series Operating Expenses    2.00       2.00      1.60      1.60
                                          ====       ====      ====      ====
------------------------------------------------------------------------------

(1) Based on estimated amounts for the Index Series' fiscal years ending December 31, 2003. The "Index Series" collectively refers to all Series, except the Black Diamond Principal Protected LS Series I.

(2) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser) for providing distribution-related, marketing and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period. In addition, the Trust will pay the Distributor a monthly fee at the rate of $1,000 per Series for the first three Series, $800 per Series for the next four Series, and $600 for each Series thereafter. The Trust will allocate the aggregate fee among the Series based on each Series' respective net assets.

(3) Estimated. Under an arrangement between the JPMorgan Prime Money Market Fund and J.P. Morgan Investor Services Company ("J.P. Morgan"), the Series' administrator, J.P. Morgan may waive up to 0.20% of its fee in connection with the investment of Series assets during the Offering Period in the JPMorgan Prime Money Market Fund.

------------------------------------------------------------------------------
Annual LS Series Operating Expenses (expenses that are deducted from Series assets)(1)
------------------------------------------------------------------------------
                                           Blue     Green     Silver    Gold
                                           Shares   Shares    Shares    Shares
                                           ------   ------    ------    ------

Management Fees(2)                          0.25%    0.25%     0.25%     0.25%

Rule 12b-1 Fees(3)                          0.50     0.50      0.35      0.35

Other Expenses(4)                           0.35     0.35      0.25      0.25
                                            ----     ----      ----      ----

Total Annual Series Operating Expenses      1.10     1.10      0.85      0.85
                                            ====     ====      ====      ====
------------------------------------------------------------------------------

(1) Based on estimated amounts for the LS Series' fiscal year ending December 31, 2003. The "LS Series" refers to the Black Diamond Principal Protected LS Series I.

(2) The minimum management fee is 0.25% plus 25% of the amount by which the return of the LS Series at each calendar quarter-end exceeds the highest previous calendar quarter-ending return of the Series.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser) for providing distribution-related, marketing and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period. In addition, the Trust will pay the Distributor a monthly fee at the rate of $1,000 per Series for the first three Series, $800 per Series for the next four Series, and $600 for each Series thereafter. The Trust will allocate the aggregate fee among the Series based on each Series' respective net assets.

(4) Estimated. Under arrangement between the JPMorgan Prime Money Market Fund and J.P. Morgan, J.P. Morgan may waive up to 0.20% of its fee in connection with the investment of Series assets invested during the Offering Period in the JPMorgan Prime Money Market Fund.

Example

The following is a hypothetical example intended to help you compare the cost of investing in a Series to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Series and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Series' total annual operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                 Series                                    Class
------------------------------------------------------------------------------
Black Diamond Principal Protected 500      Blue     Green     Silver  Gold
Series I                                   Shares   Shares   Shares   Shares
                                           ------   ------   ------   ------

   After One Year                           $619     $521     $384     $286
   After Three Years                       $1,026    $932     $719     $624

------------------------------------------------------------------------------
Black Diamond Principal Protected 100      Blue     Green     Silver  Gold
Series I                                   Shares   Shares   Shares   Shares
                                           ------   ------   ------   ------

   After One Year                           $619     $521     $384     $286
   After Three Years                       $1,026    $932     $719     $624

------------------------------------------------------------------------------
Black Diamond Principal Protected 2000     Blue     Green     Silver  Gold
Series I                                   Shares   Shares   Shares   Shares
                                           ------   ------   ------   ------

   After One Year                           $619     $521     $384     $286
   After Three Years                       $1,026    $932     $719     $624

------------------------------------------------------------------------------
Black Diamond Principal Protected 400      Blue     Green     Silver  Gold
Series I                                   Shares   Shares   Shares   Shares
                                           ------   ------   ------   ------

   After One Year                           $619     $521     $384     $286
   After Three Years                       $1,026    $932     $719     $624

------------------------------------------------------------------------------
Black Diamond Principal Protected LS       Blue     Green     Silver  Gold
Series I                                   Shares   Shares   Shares   Shares
                                           ------   ------   ------   ------

   After One Year                           $532     $434     $310     $474
   After Three Years                        $760     $663     $490     $579
------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON HOW THE Black Diamond PRINCIPAL PROTECTED SERIES WILL OPERATE
------------------------------------------------------------------------------

Each Series seeks to meet or exceed the performance of the index identified in its investment objective over a seven-year period while protecting your Protected Amount over the same seven-year period. There is no assurance that a Series will achieve its investment objective.

A Series' investment objective may be changed without shareholder approval.

Offering Period and Investment Date

The Offering Period is the time during which you may subscribe for shares of a Series. Each Series' Offering Period begins on February 18, 2003 and ends on May 23, 2003. June 2, 2003 represents each Series' Investment Date. Orders to purchase shares are accepted only during the Offering Period or on the Investment Date.

Any of your funds received by a Series during the Offering Period will be temporarily invested in the JPMorgan Prime Money Market Fund - Cash Management Shares subject to the Series' sales load while waiting for the upcoming Series' Investment Date (when your funds will be invested in shares of your chosen Principal Protected Series). Your temporary investment in the JPMorgan Prime Money Market Fund - Cash Management Shares will earn any dividends paid by that class of shares while you own those shares. You may redeem shares in the JPMorgan Prime Money Market Fund purchased during the Offering Period at any time up until the Investment Date at that fund's NAV, but your remaining investment intended to be invested in a Series on the Investment Date must be sufficient to meet that Series' initial investment minimum. If you redeem all your shares in the JPMorgan Prime Money Market Fund prior to the Investment Date, you will be reimbursed any sales load charged on the purchase of shares of the Series.

If a Series does not reach $5 million in assets and 500 shareholders by the end of the Offering Period, the Series may extend the Offering Period for any length of time. Under these conditions, the Series also reserves the right to liquidate and return the then-current value of your account in the JPMorgan Prime Money Market Fund plus any sales load imposed upon purchase.

On the Investment Date, all funds received from orders during the preceding Offering Period that have been temporarily invested in the JPMorgan Prime Money Market Fund - Cash Management Shares, as well as any valid orders received for a Series on the Investment Date, will be invested in shares of your chosen Series.

The Trust plans to periodically offer additional Series of the Trust similar to each of the Series described in this Prospectus.

Principal Protection Feature

Your Protected Amount equals the value of your principal investment in a Series (including any sales load charged on the purchase of shares of the Series) as of the Investment Date. You may not increase your Protected Amount in a Series during the seven-year period between the Investment Date and the Principal Protection Maturity Date. There are conditions to this Principal Protection Feature that, if not met, may reduce your Protected Amount. The following conditions apply to the receipt of your Protected Amount on the Principal Protection Maturity Date:

     o There are insufficient Designated Treasury Securities to provide you with your Protected Amount on the Principal Protection Maturity Date.

     o The Series has insufficient assets to pay its expenses, causing the Series to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, the Series will maintain a cash reserve of 5% of its net assets for the purpose of paying its expenses.

     o Except in connection with Profit Protection feature, you may not redeem (sell) or exchange any of your shares of a Series prior to the Principal Protection Maturity Date. Although you may redeem or exchange shares of a Principal Protected Series at NAV at any time, any such redemption or exchange will reduce your Protected Amount by the same percentage amount as the reduction of your current investment in the Series, including the amount of the redemption. Further, if you redeem all your shares in a Series prior to the Principal Protection Maturity Date, you will not be entitled to any amount under the Principal Protection Feature.

     o Your dividends and distribution from the Series will be automatically reinvested into additional shares of the Series in order for you to receive your Protected Amount on the Principal Protection Maturity Date. If you elect to receive any dividends or distributions in cash, your Protected Amount will be reduced by the same percentage amount that the dividend or distribution represents of your total account value as of the date the dividend or distribution is declared.

     o The Principal Protected Series must not have incurred any "extraordinary" expenses. Extraordinary expenses include, but are not limited to, litigation and other expenses not incurred in the ordinary course of business.

Profit Protection Feature

Starting June 2, 2004 and then periodically thereafter, you will be given the option to protect the profits on your investment in a Series by electing to rollover all or a portion of your entire account value as of the close of business on the Rollover Date to the same class of a new Black Diamond Principal Protected Series then being offered without paying a sales load. Your rollover amount must meet the minimum investment required by the new Series. By electing the Profit Rollover Feature, you are able to establish a new Protected Amount in a new Series with a new principal protection period that will begin as of the Investment Date for the new Series. If you rollover a portion of your existing account value your Protected Amount in the original Series will be reduced as described above under "Principal Protection Feature."

Thirty days prior to each Rollover Date you will be sent a prospectus for the new Principal Protected Series. At that time, you may elect to invest in one of the new Principal Protected Series. Prior to investment in the new Series, your rollover amount will be invested in the JP Morgan Prime Money Market Fund
- Cash Management Shares pending investment in the new Series on the Investment Date of that Series.

The Profit Protection Feature may be terminated at any time. In addition, there is no guarantee that new Principal Protected Series with the same investment objectives and strategies will be offered in the future.

Example

Assume you submit an application and funds to purchase Blue Shares of the Black Diamond Principal Protected 500 Series I during the Offering Period in the amount of $20,000. Your funds will be temporarily invested in the JPMorgan Prime Money Market Fund - Cash Management Shares, less the Principal Protected Series' sales load (4.25%), at the JPMorgan Prime Money Market Fund - Cash Management Shares' NAV. $19,150 is your initial account value. Assume that the Principal Protection Maturity Date is June 2, 2010. Assume $25 in dividends is reinvested in the JPMorgan Prime Money Market Fund - Cash Management Shares such that your investment in the JPMorgan Prime Money Market Fund - Cash Management Shares is worth $19,175 at the end of the Offering Period. This amount (plus the 4.25% sales load imposed on your original investment), $20,025, is your Protected Amount. Your Protected Amount less the 4.25% sales load imposed on your original investment is the amount that is invested in your chosen Principal Protected Series on the Investment Date ($19,175).

Assume that your account value has increased to $25,000 as of the end of the first year, and that you have reinvested all dividends and distributions. If you so elect, you may rollover all or a portion of your entire account value on the Rollover Date into Blue Shares of the Black Diamond Principal Protected 500 Series II offered at that time. Assume that at the end of your first year you elect to rollover $1,200. Your rollover amount is invested in the JPMorgan Prime Money Market Fund - Cash Management Shares pending investment in the Black Diamond Principal Protected 500 Series II on the Investment Date for that Series. Your investment in the new Series is subject to the $10,000 investment minimum for the new Series. Assume that you add $8,800 to your rollover amount to meet the investment minimum. You would pay a sales charge on the $8,800 investment, but not on your rollover amount of $1,200. On the Investment Date for that Series you would then have a Protected Amount of approximately $18,025 in Blue Shares of the Black Diamond Principal Protected 500 Series I with a Principal Protection Maturity Date of June 2, 2010 and a Protected Amount of $10,000 in Blue Shares of the Black Diamond Principal Protected 500 Series II with a Principal Protection Maturity Date of June 2, 2011.

Principal Protection Maturity Date

On the Principal Protection Maturity Date, you may elect to exchange your shares of a Series for shares of any new Principal Protected Series to be offered on the Principal Protection Maturity Date. Prior to its Principal Protection Maturity Date, you will be sent a prospectus for the new Principal Protected Series, if available. Because an exchange is a sale and purchase of shares, you will be subject to the new Principal Protected Series' sales charge on the subsequent purchase of shares.

If you do not elect to exchange shares on the Principal Protection Maturity Date, a Series will liquidate its portfolio holdings to the extent necessary to redeem your shares and provide you with the greater of NAV or your Protected Amount owed to you by the Series.

You will be subject to taxes on any realized gains from a redemption of your shares.

You may obtain your Protected Amount(s) by calling (800) 356-5740.

Summary

In summary, if you maintain your initial investment in a Principal Protected Series until the Principal Protection Maturity Date and reinvest all your dividends and distributions in additional shares of the Series and the other conditions to principal protection described in this prospectus are met, you will be entitled to the greater of NAV or your Protected Amount on the Principal Protection Maturity Date.

ADDITIONAL INFORMATION ON STRATEGIES AND RISKS
------------------------------------------------------------------------------

Zero Coupon Treasuries. Zero coupon treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of a Series as the income accrues, even though payment has not been received. Because interest on zero coupon treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. It is not expected that this risk will affect the ability of a Series to receive the par value of its investments in zero coupon treasuries on their maturity date or the ability of a Series to pay a shareholder's Protected Amount if the zero coupon treasuries are held until maturity.

Options on Fixed-Income Securities and Equity Securities. Each Series may purchase exchange-traded or over-the-counter call options on fixed-income securities and equity securities The LS Series also may purchase exchange-traded or over-the-counter put options on fixed-income securities or equity securities. A Series may employ these investment strategies to enhance the Series' performance or to hedge against a decline in the value of securities owned by the Series. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices. Each Series may purchase exchange-traded or over-the-counter call options on stock indices. The LS Series may also purchase exchange-traded or over-the-counter put options on stock indices. A Series may employ these investment strategies to enhance the Series' performance or to hedge against a decline in the value of securities owned by the Series. A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indices fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Series' investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Series of options on stock indexes will be subject to the Subadviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

ETFs or Exchange Traded Funds. Each of the Principal Protected Series may invest up to 10% of its total assets in shares of ETFs. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQs") and iShares exchange-traded funds ("iShares").

iShares are listed on the American Stock Exchange ("AMEX"), and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their net asset values. However, iShares have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of shares of a Principal Protected Series could also be substantially and adversely affected if a shareholder sells his or her shares in the Series prior to the Principal Protection Maturity Date. If such disruptions were to occur, a Series could be required to reconsider the use of iShares as part of its investment strategy.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Principal Protected Series may assume a temporary defensive position by reducing equities and/or increasing investments in short-term fixed income securities. The Series may also invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.

MANAGEMENT
------------------------------------------------------------------------------

Each Series is a series of Black Diamond Funds (i.e., the Trust), an open-end, management investment company (mutual fund). The business of the Trust and of each Series is managed under the direction of a Board of Trustees (the "Board"). The Board formulates the general policies of each Series and meets periodically to review the Series' performance, monitor investment activities and practices and discuss other matters affecting the Series. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

The Adviser and Subadviser

Each Series' investment adviser is Black Diamond Asset Management LLC, 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324. The Adviser, an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"), is a limited liability company controlled by Black Diamond LLC. Although, the Trust is the first mutual fund for which the Adviser has provided investment advisory services, certain of its principals have provided investment advisory and management services to clients, including major institutions, for over 25 years.

The Trust, on behalf of each Index Series, pays the Adviser a fee as a percentage of aggregate average daily net assets of all the Series at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

The Trust, on behalf of the LS Series, pays the Adviser a fee as a percentage of the LS Series' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the LS
Series at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the LS Series.

Subject to the supervision of the Adviser and the Board, Broadmark Asset Management, LLC (Subadviser), a Delaware limited liability company with its principal offices located at 650 Fifth Avenue, 3rd Floor, New York, New York 10019 and 100 Drake's Landing Road, Suite 255, Greenbrae, California 94904, serves as the investment subadviser to each Series. The Subadviser is registered as an investment adviser with the Securities and Exchange Commission under the Advisers Act. The control principals of the Subadviser include Daniel J. Barnett, Christopher J. Guptill, Donald G. Smiley and Progress Putnam Lovell Ventures, LLC, an investment fund, which is owned 99% by California Public Employees' Retirement System (CALPERS), the nation's largest public retirement system with approximately $136 billion assets under management. The Subadviser is a research driven investment adviser that employs quantitative investment models and qualitative methodologies and operates from offices in San Francisco, New York and London. The Subadviser's team of investment professionals, including Mr. Barnett, Mr. Guptill and Mr. Smiley discussed below, has collectively provided investment advisory and management services to clients for over 75 years, including eight years together employing such models for equity investment strategies similar to those used for the Series.

Mr. Barnett is Chairman, Chief Executive Officer and a founding member of the Subadviser. He is based in the New York office and is responsible for the executive management of the firm. He began his career at Chase Manhattan Bank, and from 1976 until 1986 he was with E.D. & F. Man where he was Group Finance Director. Mr. Barnett was responsible for the company's financial activities and served on the Board of Directors of Man from 1982 to 1986. In 1986, he acquired a controlling interest in Machado & Co. Inc., a coffee trading and asset management firm with offices in New York and London and subsequently arranged the sale of Machado to the French commodity firm of Sucre et Denrees in 1990. Mr. Barnett was CEO of Sucre et Denrees' North American Operations until he reacquired Machado in1991. He joined McKinley Capital Management, Inc. ("McKinley") in 1995 as marketing director and became President of McKinley's international business in 1997. Mr. Barnett graduated from Dartmouth College, earning his BA with distinction in psychology in 1970. After graduation, he served as a commissioned line officer in the United States Navy.

The Trust, on behalf of each Index Series, pays the Subadviser a fee as a percentage of aggregate average daily net assets of all the Series at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.45% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.40% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.35% of the excess over $4 billion in aggregate average daily net assets. In addition, the Trust, on behalf of the LS Series, pays the Subadviser a fee as a percentage of the LS Series' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the LS Series at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the LS Series.

Under an arrangement between the Subadviser and the Adviser, the Subadviser has the option to purchase membership interest units ("Units") in the Adviser equivalent to 1.5% of the value of the then total outstanding Units when the aggregate assets of the Trust subadvised by the Subadviser reach the following asset levels: (i) $2 billion in aggregate Trust assets; (ii) $3 billion in aggregate Trust assets; and (iii) $4 billion in aggregate Trust assets. Each option shall be exercisable for up to 24 months from the date each asset target is reached.

Management of the Series

Management of the Series will be provided by a portfolio management team headed by Mr. Guptill and including Mr. Barnett and Mr. Smiley. Mr. Guptill is President and Chief Investment Officer of the Subadviser. Mr. Guptill, a founding member of the Subadviser, is based in the California office and is responsible for the development of the Subadviser's investment management programs and products. He is also responsible for the implementation of all portfolio management and execution. He began his career in 1979 at Paine Webber, Jackson and Curtis. In the mid-1980s he developed a specialty for identifying emerging equity managers. In 1994, Mr. Guptill joined McKinley and was initially responsible for portfolio management as senior portfolio manager. He later became the firm's chief equity strategist, and was responsible for managing client assets in excess of $2 billion. Additionally, Mr. Guptill developed, launched and co-managed the firm's alternative investment portfolios. Mr. Guptill is a 1979 graduate of California State University, Chico with a BA in economics.

Mr. Smiley is Executive Vice President and Director of Research/Portfolio Management of the Subadviser. Mr. Smiley, a founding member of the Subadviser, is based in the California office and is responsible for all aspects of programming and systems development. After receiving his MBA in 1979, Mr. Smiley spent three years as a Financial Analyst where he developed expertise in systems and microcomputers. In 1986, Mr. Smiley launched a computer consulting business focusing on custom software development. In 1991, McKinley became a client. He joined McKinley full-time in 1994 as Systems Manager and became Director of Research. Mr. Smiley is a 1975 graduate of University of California at Los Angeles with a BA in Psychobiology and in 1979 received his MBA in Finance at the University of Washington, Seattle.

Other Service Providers

ALPS Distributors, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (the "Distributor") of the shares of each Series. The Distributor acts as the representative of the Trust in connection with the offering of the shares of each Series. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of a Series.

J.P. Morgan Investor Services Company ("J.P. Morgan") provides administrative, accounting and transfer agency services to the Series and JPMorgan Chase Bank, with more than $900 billion in mutual fund client assets held in custody, provides custodian services to the Series.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1414, serves as independent auditors for the Series.

Seward & Kissel LLP, One Battery Park Plaza, New York, New York 10004, serves as counsel to the Trust.

Series Expenses

Each Series pays for its own expenses. The expenses of each Series are comprised of the Series' expenses as well as Trust expenses that are allocated among the Series of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Series. Any fee waiver or expense reimbursement increases investment performance of a Series for the period during which the waiver or reimbursement is in effect.

Distribution and Shareholder Service Expenses

Each Series has adopted a service plan under Rule 12b-1 of the 1940 Act under which the Trust may pay monthly fees on behalf of the Blue Shares, Green Shares, Silver Shares and Gold Shares of each Series at an annual rate of up to 0.50% of the average net assets of the Blue Shares and Green Shares of each Series and 0.35% of the average net assets of the Silver Shares and Gold Shares of each Series. Because these fees are paid out of the assets of the Blue Shares, Green Shares, Silver Shares and Gold Shares of a Series on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost the shareholder more than paying other types of sales loads. These fees are used to compensate financial intermediaries (including the Adviser) for providing distribution-related, marketing and other services to shareholders

The Blue Shares and Green Shares of each Index Series pay 0.25% of the average daily net assets of each class for the servicing of shareholder accounts. The Blue Shares and Green Shares of the LS Series pay 0.10% of the average daily net assets of each class for the servicing of shareholder accounts. Because each class pays shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales loads. The shareholder service fee may be paid to the Adviser, Subadviser or other financial institutions that provide shareholder services with respect to a class.

YOUR ACCOUNT
------------------------------------------------------------------------------

How To Contact a Series

------------------------------------------------------------------------------
Write to us at:                            Overnight address:
      Black Diamond Funds                  Black Diamond Funds
      c/o J.P. Morgan                      c/o J.P. Morgan
      PO Box 2798                          73 Tremont Street
      Boston, MA 02208-2798                Boston, MA 02108-3919
------------------------------------------------------------------------------

Wire investments (or ACH                    Telephone us at:
payments) to:                                   (800) 356-5740 (toll free)
      J.P.  Morgan Chase Bank
      1 Chase  Manhattan Plaza
      New York, NY 10081
      ABA # 021000021
      DDA#  ###-##-####
      Attn: Black Diamond Funds Series
      Name Account Name Account Number
------------------------------------------------------------------------------

General Information

You may purchase or redeem (sell) shares of a Series at the net asset value of the shares (NAV) plus any applicable sales load next calculated after J.P. Morgan receives your request in proper form (as described in this Prospectus on page 25). For instance, if J.P. Morgan receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV plus the applicable sales load. A Series cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Series do not issue share certificates.

If you purchase shares directly from a Series, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The minimum investment for each Series is $10,000. Investments in other Series being offered at the same time may be combined for purposes of satisfying the investment minimum of a Series, provided that you invest at least $2,000 in each Series. Each Series reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined. Each Series calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency.

The NAV of each Series is determined by taking the market value of all securities owned by the Series (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Series value securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Series value securities at fair value pursuant to procedures adopted by the Board.

Transactions Through Third Parties. If you invest through a broker or other financial institution, the policies and fees (other than sales loads) charged by that institution may be different than those of the Series. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

Buying Shares

You must meet the eligibility requirements of the Black Diamond Principal Protected LS Series I to purchase shares in this Series. To purchase shares in the LS Series, you must have a net worth of more than $1.5 million. Contact J.P. Morgan or the Adviser for additional information on how to qualify for the purchase of shares of the LS Series or see the Application.

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     Checks For all accounts, the check must be made payable on its face to "Black Diamond Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

     ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

     Wires Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Choosing a Share Class. Retail investors and certain institutional investors may select from up to four separate classes of shares of each Series: Blue Shares, Green Shares, Silver Shares and Gold Shares. Each class is subject to a sales load on the purchase of shares and minimum initial investment amounts. Sales charges and fees vary considerably between the classes. The sales load for each class is assessed during an Offering Period at the time of purchase of the JPMorgan Prime Money Market Fund - Cash Management Shares or on the Investment Date.

You should carefully consider the differences in the classes' fees and sales charge structure before choosing which class to purchase. Please review the Fee Table on page 9 and Sales Load Schedule on page 25 before investing in a class. You also may want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

All share classes can be purchased without a sales load by certain individuals and institutions. For additional information, see the SAI.

     Blue Shares. Blue Shares of each Series are subject to a 4.25% sales load and are offered for minimum initial investments of between $10,000 - $499,999. Blue Shares are also subject to a 12b-1 fee at an annual rate of up to 0.50% of the average net assets of the class with respect to each Series.

     Green Shares. Green Shares of each Series are subject to a 3.25% sales load and are offered for minimum initial investments of between $500,000 - $999,999. Green Shares are also subject to a 12b-1 fee at an annual rate of up to 0.50% of the average net assets of the class with respect to each Series.

     Silver Shares. Silver Shares of each Series are subject to a 2.25% sales load and are offered for minimum initial investments of between $1,000,000 - $9,999,999. Silver Shares are also subject to a 12b-1 fee at an annual rate of up to 0.35% of the average net assets of the class with respect to each Series.

     Gold Shares. Gold Shares of each Series are subject to a 1.25% sales load and are offered for minimum initial investments is $10,000,000 and over. Gold Shares are also subject to a 12b-1 fee at an annual rate of up to 0.35% of the average net assets of the class with respect to each Series.

The Blue Shares and Green Shares of each Index Series pay a shareholder servicing fee of 0.25% of the average daily net assets of each class for the servicing of shareholder accounts. The Blue Shares and Green Shares of each LS Series pay a shareholder servicing fee of 0.10% of the average daily net assets of each class for the servicing of shareholder accounts.

Account Requirements

------------------------------------------------------------------------------
Type of Account                         Requirement
------------------------------------------------------------------------------

Individual, Sole Proprietorship and     Instructions must be signed by all
Joint Accounts                          persons required to sign exactly as
Individual accounts are owned by        their names appear on the account
one person, as are sole
proprietorship accounts. Joint
accounts can have two or more
owners (tenants)
------------------------------------------------------------------------------
Gifts or Transfers to a Minor           Depending on state laws, you can
(UGMA, UTMA)                            set up a custodial account under
These custodial accounts provide a      the UGMA or the UTMA
way to give money to a child and        The custodian must sign
obtain tax benefits                     instructions in a manner indicating
                                        custodial capacity
------------------------------------------------------------------------------
Business Entities                       Submit a Corporate/Organization
                                        Resolution form or similar document
------------------------------------------------------------------------------
Trusts                                  The trust must be established
                                        before an account can be opened
                                        Provide a certified trust document,
                                        or the pages from the trust
                                        document, that identify the
                                        trustees
------------------------------------------------------------------------------

Investment Procedures

------------------------------------------------------------------------------
         How to Open an Account         How to Add to Your Account
------------------------------------------------------------------------------
By Check                                By Check
o    Call or write us for an            o    Fill out an investment slip
     account application (and                from a confirmation or write
     Corporate/Organization                  us a letter
     Resolution form, if                o    Write your account number on
     applicable)                             your check
o    Complete the application (and      o    Mail us the slip (or your
     resolution form)                        letter) and the check
o    Mail us your application (and
     resolution form) and a check
------------------------------------------------------------------------------
By Wire                                 By Wire
o    Call or write us for an            o    Call to notify us of your
     account application (and                incoming wire
     Corporate/Organization             o    Instruct your bank to wire
     Resolution form, if                     your money to us
     applicable)
o    Complete the application (and
     resolution form)
o    Call us to fax the completed
     application (and resolution
     form) and we will assign you
     an account number
o    Mail us your application (and
     resolution form)
o    Instruct your financial
     institution to wire your money
     to us
------------------------------------------------------------------------------
By ACH Payment
------------------------------------------------------------------------------
o    Call or write us for an
     account application (and
     Corporate/Organization
     Resolution form, if
     applicable)
o    Complete the application (and
     resolution form)
o    Call us to fax the completed
     application (and resolution
     form) and we will assign you
     an account number
o    Mail us your original
     application (and resolution
     form)
o    We can electronically debit
     your purchase proceeds from
     your selected account
------------------------------------------------------------------------------

Limitations on Purchases Each Series reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Series or its operations.

Canceled or Failed Payments The Series accept checks and ACH transfers at full value subject to collection. If a Series does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Series or J.P. Morgan, and the Series may redeem shares you own in the account (or another identically registered account that you maintain with J.P. Morgan) as reimbursement. The Series and their agents have the right to reject or cancel any purchase or exchange due to nonpayment.

Selling Shares

Each Series processes redemption orders promptly. Under normal circumstances, a Series will send redemption proceeds to you within a week. If a Series has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by J.P. Morgan.

------------------------------------------------------------------------------
                     How to Sell Shares from Your Account
------------------------------------------------------------------------------
By Mail

     o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Series name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds

o    Obtain a signature guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and documentation By Wire

By Wire

o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o    Mail us your request (See "By Mail")

By Telephone

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification
o Redemption  proceeds  will be:

     o    Mailed to you or
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
------------------------------------------------------------------------------

Wire Redemption Privileges You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as J.P. Morgan takes reasonable measures to verify that the order is genuine.

Signature Guarantee Requirements To protect you and the Series against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts If the value of your account falls below $500 ($250 for IRAs), a Series may ask you to increase your balance. If the account value is still below $500 ($250 for IRAs) after 60 days, the Series may close your account and send you the proceeds. A Series will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

Redemptions in Kind The Series reserve the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the operations of a Series (for example, if it represents more than 1% of the assets of a Series). In the event of a redemption in kind, you will not receive any right or interest in or claim under the Option.

Lost Accounts A Series will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Series determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Series. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to a Series will be reinvested and the checks will be canceled.

Sales Loads

Sales Load Schedule. An initial sales load is assessed on purchases of each class of shares as follows:

------------------------------------------------------------------------------
                                              Sales Load as a Percentage of:

Class (Amount)                                Public Offering    Net Asset
                                                  Price            Value
------------------------------------------------------------------------------
Blue Shares ($10,000 - $499,999)                 4.25%            4.43%
Green Shares ($500,000 - $999,999)               3.25%            3.39%
Silver Shares ($1,000,00 - $9,999,999)           2.25%            2.35%
Gold Shares (over $10,000,000)                   1.25%            1.30%
------------------------------------------------------------------------------

The offering price for shares of a Series includes the relevant sales load. The commission paid to the Distributor is the sales load less the reallowance paid to certain financial institutions purchasing shares as principal or agent. From time to time, however, the Distributor may elect to reallow the entire sales load for all sales during a particular period.

Reduced  Sales  Loads and Sales Load  Waivers.  You may  qualify for a reduced initial sales load on purchases of shares of a Series under rights of accumulation or a letter of intent. All share classes can be purchased without a sales load by certain individuals and institutions. For additional information, see the SAI.

From time to time and at its own expense, the Distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

Exchange Privileges

You may exchange your shares of a Series for shares of certain other series of the Trust then offered. For a list of Series available for exchange, you may call J.P. Morgan. If you exchange into a Series that has a sales load, you will have to pay any difference between the sales load of the class of shares originally purchased and the sales load of the class of shares purchased upon exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

You must meet the eligibility requirements of the Black Diamond Principal Protected LS Series I in order to exchange into that Series.

Requirements You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but a Series reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as J.P. Morgan takes reasonable measures to verify that the order is genuine.

------------------------------------------------------------------------------
                                How to Exchange
------------------------------------------------------------------------------
By Mail

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The names of each Series you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee, if required
o    Mail us your request and documentation

By Telephone

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification
------------------------------------------------------------------------------

Retirement Accounts

The Series offer IRA accounts, including traditional and Roth IRAs. The Series may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION
------------------------------------------------------------------------------

Distributions

Each Series distributes its net investment income and net capital gain at least annually. Unless otherwise instructed, a Series will automatically reinvest all income dividends and capital gain distributions into additional shares of the Series. Shares become entitled to receive distributions on the day after the shares are issued.

If you elect to receive your distributions in cash you will reduce your Protected Amount by the same percentage amount that the distribution represents of your total account value, your current investment in the Series, including any distributions to be received by you in cash.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

Taxes

The Series generally intend to operate in a manner such that they will not be liable for Federal income or excise tax.

A Series' distributions of net income (including short-term capital gain) are taxable to you as ordinary income. A Series' distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares of a Series. Distributions may also be subject to certain state and local taxes.

The sale or exchange of shares of a Series is a taxable transaction for income tax purposes.

A special "mark-to-market" system governs the taxation of "section 1256 contracts", which include certain listed options. In general, a Series' gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market) on such date, and the resulting gain or loss will be recognized for tax purposes. In general, short-term gain or loss recognized by a Series on the actual or deemed disposition of a section 1256 contract will be treated by the Series as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income.

A Series may not be able to deduct a portion of its Rule 12b-1 service fee expense in determining the amount of income it is required to distribute to its shareholders. Since a Series may be required to make distributions that are in excess of its economic income, you may be required to pay income tax on this "phantom income". You may not get any tax benefit from the distribution fees paid by a Series until you redeem your shares (at which time the amount of such fees will effectively reduce the gain realized, or decrease the loss realized, upon such redemption).

Each Series will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Series, including state and local tax matters, please see the SAI and consult your tax adviser.

Organization

The Trust is a  Delaware  business  trust.  The  Series do not  expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Series are entitled to vote at shareholders' meetings unless a matter relates only to specific Series (such as approval of an advisory agreement for a Series). From time to time, large shareholders may control a Series or the Trust.

Financial Highlights

Financial highlights are not provided because the Series had not commenced operations prior to the date of this Prospectus.

                              BLACK DIAMOND FUNDS

                             For More Information

                          Annual/Semi-Annual Reports

Additional information about the Series' investments will be available in the
   Series' annual/semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Series' performance during its last fiscal year.

                  Statement of Additional Information ("SAI")

        The SAI provides more detailed information about the Series and is incorporated by reference into this Prospectus.

                             Contacting the Series

  You can get free copies of the annual/semi-annual reports (when available)
      and the SAI, request other information and discuss your questions about a Series by contacting:

                     J.P. Morgan Investor Services Company
                                  PO Box 2798
                             Boston, MA 02208-2798
                             (800) 356-5740 (toll
                                    free)

                Securities and Exchange Commission Information

 You can also review the Series' annual/semi-annual reports (when available), the SAI, and other information about the Series at the Public
           Reference Room of the Securities and Exchange Commission
            ("SEC"). The scheduled hours of operation of the Public
                 Reference Room may be obtained by calling the
                            SEC at (202) 942-8090.
          You can get copies, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

      Free copies of the reports and the SAI are available from the SEC's
                           Web site at www.sec.gov.

                   Investment Company Act File No. 811-21123

04088.0001 #383188 v2

                             BLACK DIAMOND FUNDS

                     STATEMENT OF ADDITIONAL INFORMATION

                              February 18, 2003

Investment Adviser:

     Black Diamond Asset Management LLC
     1200 South Pine Island Road
     Suite 300
     Plantation, Florida 33324

For information:

     J.P. Morgan Investor Services Company
     73 Tremont Street
     Boston, MA 02108-3919

This Statement of Additional Information (the "SAI") supplements the Prospectus dated February 18, 2003, as may be amended from time to time, offering shares of Black Diamond Principal Protected 500 Series I, Black Diamond Principal Protected 100 Series I, Black Diamond Principal Protected 2000 Series I, Black Diamond Principal Protected 400 Series I and Black Diamond Principal Protected LS Series I (collectively, the "Series"), each a series of Black Diamond Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting J.P. Morgan Investor Services Company at the address or telephone number listed above.

Table of Contents
------------------------------------------------------------------------------

Glossary

Investment Policies and Risks

Investment Limitations

Additional Information on the Indices

Management

Series Transactions

Purchase and Redemption Information

Taxation

Performance Data and Advertising

Other Matters

Financial Statements and Report of Independent Auditors

Glossary
------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Black Diamond Asset Management LLC.

"Distributor" means ALPS Distributors, Inc., each Series' distributor.

"Board" means the Board of Trustees of Black Diamond Funds.

"Code" means the Internal Revenue Code of 1986, as amended.

"Index Series" means the Black Diamond Principal Protected 500 Series I, Black Diamond Principal Protected 100 Series I, Black Diamond Principal Protected 2000 Series I and Black Diamond Principal Protected 400 Series I, collectively.

"IRS" means Internal Revenue Service.

"J.P. Morgan" means J.P. Morgan Investor Services Company, each Series' administrator, accountant and transfer agent.

"JPMorganChase" means J.P. Morgan Chase Bank, each Series' custodian.

"LS Series" means the Black Diamond Principal Protected LS Series I.

"Moody's" means Moody's Investor Service.

"NYSE" means the New York Stock Exchange, Inc.

"SAI" means this Statement of Additional Information.

"Series" means the Black Diamond Principal Protected 500 Series I, Black Diamond Principal Protected 100 Series I, Black Diamond Principal Protected 2000 Series I, Black Diamond Principal Protected 400 Series I or Black Diamond Principal Protected LS Series I, as applicable.

"S&P" means Standard & Poor's, a division of the McGraw Hill Companies.

"SEC" means the U.S. Securities and Exchange Commission.

"Subadviser" means Broadmark Asset Management, LLC, each Series' investment subadviser.

"Trust" means Black Diamond Funds, a Delaware business trust.

"Trust Instrument" means the trust instrument of the Trust, the document that governs the operation of the Trust under Delaware law.

"U.S. Government Securities" means a debt security issued or guaranteed by the United States, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

Investment Policies and Risks
------------------------------------------------------------------------------

Each Series is a diversified series of the Trust. This section discusses in greater detail than the Prospectus certain investments that the Series may make.

Fixed-Income Securities

U.S. Government Securities. Each Series may invest a portion of its assets in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Zero-Coupon Treasuries. Each Series invests a substantial portion of its assets in zero-coupon treasuries. Zero-coupon treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value. Zero-coupon treasuries do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon treasuries must be included ratably in the income of a Series (and thus an investor's) as the income accrues, even though payment has not been received. Because interest on zero-coupon treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater market risks, than the value of debt obligations which distribute income regularly.

Risks

General The market value of the interest-bearing debt securities held by a Series will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed-income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed-income securities. As a result, an investment in the Series is subject to risk even if all fixed-income securities in the Series' investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed-income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Money Market Instruments and Temporary Defensive Position

A Series may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (1) U.S. Government obligations; (2) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (3) commercial paper rated at the date of purchase Prime-1 by Moody's or A-1 or A-1 by S&P, or, if unrated, of comparable quality as determined by the Subadviser and (4) repurchase agreements. The Series also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) are among the 75 largest foreign banks in the world as determined on the basis of assets; (3) have branches or agencies in the United States; and (4) in the opinion of the Subadviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Series.

Equity Securities

General Each Series may invest in equity securities, including shares of exchange-traded investment companies ("ETFs").

Exchange Traded Funds Each Series will invest in shares of ETFs, which are designed to provide investment results corresponding to an equity index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQs") and iShares exchange-traded funds ("iShares"). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component common stocks of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs and QQQs are the Standard & Poor's 500 Stock Index and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component stocks of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Under the 1940 Act, a Series' investment in ETFs currently is limited to (i) 3% of the total voting stock of any one investment company (i.e., any one
ETF), (ii) 5% of the Series' total assets with respect to any one investment company (i.e., any one ETF) and (iii) 10% of the Series' total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

Risks

The fundamental risk of investing in an equity security is the risk that the value of the security might decrease. The value of equity securities fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. The market value of all securities is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Series, you should be willing to accept the risks of the stock market and should consider an investment in the Series only as a part of your overall investment portfolio.

Additional Risks of ETFs

The values of ETFs are subject to change as the values of their respective component common stocks fluctuate according to market volatility. Investments in ETFs involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Series. Moreover, a Series' investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Options

General Each Series may purchase call options on fixed-income securities, equity securities and stock indices. A Series may employ these investment strategies to enhance the Series' performance or to hedge against a decline in the value of securities owned by the Series. A Series may purchase call options written by others, which are exchange-traded options ("OCC Options") or over-the-counter options ("OTC Options"). The LS Series also may purchase put options (OCC Options or OTC Options) on securities and stock indices.

OCC Options are issued by the Options Clearing Corporation ("OCC"). The OCC is a clearing organization for financial derivative instruments and guarantees the performance of the obligations of the parties to such options. The Series' ability to close out its position as a purchaser of an OCC Option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. Each of the exchanges on which stock index options are traded has established limitations governing the maximum number of call or put options on the same index which may be bought by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of stock index options which a Series may buy or sell. Although certain option exchanges attempt to provide continuously liquid markets in which holders of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by a Series. If an options market were to become unavailable, a Series would be unable to realize its profits or limit its losses until the Series could exercise options it holds.

With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Series and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, a Series would lose the transaction. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Options on Securities A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. The amount of cash received upon exercise of a stock option, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. All settlements of stock index option transactions are in cash. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Series' investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Series of options on stock indexes will be subject to the Subadviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

Risks of Options Transactions

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Subadviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Series invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Series' ability to limit exposures by closing its positions. In addition, there is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Series' activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Series' yield.

Leverage Transactions

A Series may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Series through an investment technique is used to make additional investments. Lending portfolio securities is a transaction that results in leverage. A Series may use this investment technique only when the Subadviser believes that the leveraging and the returns available to the Series from investing the cash will provide investors a potentially higher return.

Securities Lending A Series may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral is maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Series may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Series will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. A Series will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Series. In connection with lending securities, a Series may pay reasonable finders, administrative and custodial fees.

Risks

Leverage creates the risk of magnified capital losses. Liabilities that exceed the equity base of a Series may magnify losses incurred by the Series. Leverage may involve the creation of a liability that requires the Series to pay interest or the creation of a liability that does not entail any interest costs.

The risks of leverage include a higher volatility of the net asset value of a Series' securities. So long as a Series is able to realize a net return on its investment portfolio that is higher than the interest expense incurred, if any, leverage will result in higher current net investment income for a Series than if the Series were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Series' investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Series' use of leverage would result in a lower rate of return than if the Series were not leveraged. In an extreme case, if a Series' current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Series to liquidate certain of its investments at an inappropriate time.

Segregated Accounts. In order to attempt to reduce the risks involved in various transactions involving leverage, a Series' custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Series' commitments under these transactions.

Illiquid Securities

a. General

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Series has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

b. Risks

Limitations on resale may have an adverse effect on the marketability of a security and a Series also might have to register a restricted security in order to dispose of it, resulting in expense and delay. A Series might not be able to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

c. Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

Investment Limitations
------------------------------------------------------------------------------

For purposes of all investment policies of the Series: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Series may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Series may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Series' assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Series cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Series; or (2) 67% of the shares of the Series present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Series are present or represented.

A non-fundamental policy of a Series may be changed by the Board without shareholder approval.

Fundamental Limitations of the Series
-------------------------------------

Each Series has adopted the following investment limitations, which are fundamental policies of the Series.

Each Series may not:

Diversification

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if as a result:
(1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) the Series would own more than 10% of the outstanding voting securities of any single issuer.

Concentration

Purchase a security if, as a result, more than 25% of the Series' total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

Borrowing Money and Issuing Senior Securities

Borrow money or issue senior securities, except to the extent permitted by the 1940 Act and the regulations and interpretations thereunder.

Purchases and Sales of Real Estate

Purchase or sell real estate, any interest therein or real estate limited partnership interests, except that the Series may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

Making Loans

Make loans, except the Series may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

Purchase and Sale of Commodities

Purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities provided that currency and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

Underwriting Activities

Underwrite securities of other issuers, except to the extent that the Series may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

Non-Fundamental Limitations of the Series
-----------------------------------------

Each Series has adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval.

Each Series may:

Securities of Investment Companies

Invest in shares of other investment companies to the extent permitted under the 1940 Act and regulations and interpretations thereunder.

Short Sales

Not sell securities short.

Purchasing on Margin

Not purchase securities on margin.

Lending of Portfolio Securities

Lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Series' total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

Investing for Control

Not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Series' investment in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

Additional Information on the Indices
------------------------------------------------------------------------------

S&P 500 Index is compiled by Standard & Poor's. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index includes the stock of such companies as Goldman Sachs Group, Ebay, United Parcel Service and Monsanto.

Nasdaq-100 Index is compiled by Nasdaq. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology. The methodology is expected to retain in general the economic attributes of capitalization-weighting while providing enhanced diversification. To accomplish this, Nasdaq will review the composition of the Nasdaq-100 Index on a quarterly basis and adjust the weightings of Index components using a proprietary algorithm, if certain pre-established weight distribution requirements are not met. The Nasdaq-100 Index includes the stock of such companies as Microsoft Corporation, Intel Corporation, Cisco Systems, Inc., and Dell Computer Corporation.

Russell 2000 Index is compiled by Frank Russell Company. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $490 million; the median market capitalization was approximately $395 million. The Index had a total market capitalization range of approximately $1.3 billion to $128 million. The Russell 2000 Index includes the stock of such companies as Freds Inc., Herbalife International, Inc., Olin Corporation and Revlon, Inc.

S&P Mid-Cap 400 Index is compiled by Standard & Poor's. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of midcap stock price movement. The S&P Mid-Cap 400 Index includes the stock of such companies as Callaway Golf Co., Oklahoma Gas & Electric, Sonoco Products and United Rentals.

CSFB/Tremont Hedge Fund Long-Short Equity Index is compiled by Credit Suisse First Boston and Tremont Advisers. The CSFB/Tremont Hedge Fund Long-Short Equity Index is an unmanaged asset-weighted index that consists of hedge funds that employ directional equity and equity derivative strategies. To be included, a hedge fund is required to have a minimum of $10 million under management and a current audited financial statement. The CSFB/Tremont Hedge Fund Long-Short Equity Index, which encompasses approximately 250 hedge funds worldwide, includes such funds as CIBC Oppenheimer Technology Partners LLC, Libra Fund LP, Pequot International Fund Inc. and Regan Partners LP.

Management
------------------------------------------------------------------------------

1.   Trustees and Officers

The Trustees and officers are responsible for managing the Series' affairs and for exercising the Series' powers, except those reserved for the shareholders and those assigned to the Adviser, Subadviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualifies. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualifies.

The following table sets forth the names of the Trustees and officers of the Trust, their positions with the Trust, their address, their length of service, their date of birth and their principal occupations during the past five years. The table also includes information concerning the number of Series overseen by each Trustee and other trusteeships/directorships held by each Trustee.

------------------------------------------------------------------------------
    Name of Trustee;            Principal           Number of        Other
    Address; Date of      Occupation(s) During      Series of    Trusteeships/
   Birth; (Length of          Past 5 Years       Trust Overseen  Directorships
       Service)*                                   by Trustee       Held by
                                                                    Trustee
------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------
Larry B. Schweiger+      Chairman of Unisyn           Five            None
August 3, 1955           Companies, Inc. since
                         prior to 1998.
------------------------------------------------------------------------------
Disinterested Trustees
------------------------------------------------------------------------------

R. Carol Casey           Senior V.P. Inst. Bus.       Five            None
   P.O. Box 147          Group, Strong Capital
   New Port Richey, FL   Management
   34656                 (12/00-10/01); Chief
   July 17, 1952         Inv. Off., Mass.
                         Pension Reserve Inv.
                         Management Bd.
                         (7/99-9/00); Chief
                         Inv. Off., Maryland
                         State Retirement
                         Agency (9/91-6/99)

Ali Fatemi, Ph.D.        Chairman, Department         Five            None
   2425 N. Orchard       of Finance, DePaul
   Chicago, IL 60614     University
   April 14, 1949        (1998-Present); Head,
                         Department of Finance,
                         Kansas State University
                         (1980-1998)

------------------------------------------------------------------------------

* Unless otherwise provided, the Interested Trustee's address is 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324. Years of Service is inapplicable because each Series had not commenced operations as of the date of this SAI.
+ "Interested person," as defined in the 1940 Act, of the Trust because of an affiliation with the Adviser.

------------------------------------------------------------------------------
Name of Officer; Address,                                      Principal
Date of Birth; (Length of       Position with the        Occupation(s) During
        Service)*                     Trust                  Past 5 Years
------------------------------------------------------------------------------

Larry B. Schweiger                Chairman and          See above.
                                    President

Charles F. Fistel                 Secretary and         Managing Partner of
                                    Treasurer           Unisyn Companies, Inc.
                                                        since 1999.  Prior
                                                        thereto, Executive
                                                        Vice President of
                                                        Viragen, Inc.
------------------------------------------------------------------------------

* Years of Service is inapplicable because each Series had not commenced operations as of the date of this SAI.

2.   Trustee Ownership of the Trust

------------------------------------------------------------------------------
                                                     Aggregate Dollar Range of
                                                      Ownership in all Series
                          Dollar Range of Beneficial   Overseen by Trustee in
        Trustees           Ownership in each Series          the Trust
------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------
Larry B. Schweiger                    N/A                       N/A
------------------------------------------------------------------------------
Disinterested Trustees
------------------------------------------------------------------------------
R. Carol Casey                        N/A                       N/A
------------------------------------------------------------------------------
Ali Fatemi                            N/A                       N/A
------------------------------------------------------------------------------

3.   Ownership of Securities of the Adviser and Related Companies

As of February 18, 2003, no Disinterested Trustee or any of his or her immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.   Information Concerning Trust Committees and Approval of Advisory
     Agreement

a.   Committees

Audit Committee The Trust's Audit Committee consists of Mr. Fatemi and Ms. Casey, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

Nominating Committee The Trust's Nominating Committee, which meets when necessary, consists of Mr. Fatemi and Ms. Casey, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board.

Valuation Committee The Trust's Valuation Committee consists of two officers of the Trust and a senior representative of the Trust's investment subadviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.

b.   Approval of Advisory Agreement

In its deliberations concerning the Adviser's recommendation that the Advisory Agreement be approved, the Trustees reviewed the materials provided by the Adviser and considered the following: (i) a description of the nature, quality and extent of the services provided by the Adviser; (ii) the costs to the Adviser of providing these services; (iii) an assessment of the profitability to the Adviser of its overall relationship with the Trust; (iv) the extent to which the Adviser realizes economies of scale as each Series grows larger; (v) statistical data concerning the Adviser's performance; (vi) data concerning any ancillary benefits accruing to the Adviser (for example, increased non-fund business generated by a Series customers); (vii) data concerning any "float" realized by the Adviser (for example, interest earned in the lapse of time between the receipt of payment for purchase of a Series' shares and the delivery of payment to a Series for settlement or between receipt of an order for redemption of shares and the delivery of a redemption check); (viii) an exploration of the alternatives to the current advisory fee structure; and
(ix) a comparison of the advisory fee structure, performance, operating expenses and expense ratio with those of other applicable mutual funds.

5.   Compensation of Trustees and Officers

Each Trustee is paid an annual retainer fee of $8,000 for the Trustee's service to the Trust. In addition, each Trustee is paid a fee of $3,000 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Schweiger receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Plantation, Florida.

The following table sets forth the estimated fees that will be paid to each Trustee by each Series and the Trust for the Series first fiscal year.

------------------------------------------------------------------------------
                                 Compensation           Total Compensation
Trustee                        From Each Series             From Trust
------------------------------------------------------------------------------
Larry B. Schweiger                   None                      None

R. Carol Casey                      $4,000*                  $20,000*
Ali Fatemi                          $4,000*                  $20,000*

------------------------------------------------------------------------------

*    Estimated

6.   Adviser and Subadviser

a.   Services and Ownership of the Adviser

Subject to the general supervision of the Trustees, the Adviser provides investment advisory services to the Trust pursuant to the Advisory Agreement. The Adviser, located at 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324, is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The Adviser is responsible for developing the investment policies and guidelines for each Series and for supervising the Subadviser. The Adviser is a wholly-owned subsidiary of Black Diamond LLC.

b.   Provisions of the Advisory Agreement

The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory Agreement with respect to each Series is terminable without penalty by the Board or by majority vote of a Series' outstanding voting securities (as defined by the 1940 Act) on 60 days' written notice by either party and will terminate automatically upon assignment.

c.   Fees

The Trust, on behalf of each Index Series, pays the Adviser a fee as a percentage of aggregate average daily net assets of all the Series at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets. The Trust, on behalf of the LS Series, pays the Adviser a fee as a percentage of the LS Series' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the LS Series at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the LS Series.

The Adviser's fees are calculated as a percentage of each Series' average daily net assets. The fees are accrued by the Trust daily and will be payable monthly in arrears on the first day of each calendar month for services performed under the Advisory Agreement during the prior month. The Adviser may waive all or any portion of a Series' advisory fees. The Advisory Agreement provides that the Adviser may render services to others.

d.   Other

The Adviser may compensate its members, managers, employees, consultants, its Board of Advisers and others in connection with their efforts in selling shares of a Series. Such compensation may include cash, interests or options on interests in the Adviser, its parent or other affiliates, and other non-cash compensation.

e.   Subadviser

To assist the Adviser in carrying out its responsibility, the Trust and the Adviser have retained the Subadviser to render advisory services and make daily investment decisions for each Series pursuant to an investment subadvisory agreement between the Trust, the Adviser and Subadviser (the "Subadvisory Agreement").

The Subadviser, located at 650 Fifth Avenue, 3rd Floor, New York, New York 10019 and 100 Drake's Landing Road, Suite 255, Greenbrae, California 94904, is a limited liability company that was formed in 1999. The Subadviser is registered as an investment adviser under the Advisers Act. The Trust, on behalf of each Index Series, pays the Subadviser a fee as a percentage of aggregate average daily net assets of all the Series at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.45% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.40% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.35% of the excess over $4 billion in aggregate average daily net assets. In addition, the Trust, on behalf of the LS Series, pays the Subadviser a fee as a percentage of the LS Series' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the LS Series at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the LS Series. The fees are accrued by the Trust daily and will be payable monthly in arrears on the first day of each calendar month for services performed under the Subadvisory Agreement during the prior month.

Under an arrangement between the Subadviser and the Adviser, the Subadviser has the option to purchase membership interest units ("Units") in the Adviser equivalent to 1.5% of the value of the then total outstanding Units when the aggregate assets of the Trust subadvised by the Subadviser reach the following asset levels: (i) $2 billion in aggregate Trust assets; (ii) $3 billion in aggregate Trust assets; and (iii) $4 billion in aggregate Trust assets. Each option shall be exercisable for up to 24 months from the date each asset target is reached.

The Adviser performs internal due diligence on the Subadviser and monitors the Subadviser's performance. The Adviser will be responsible for communicating performance targets and evaluations to the Subadviser, supervising the Subadviser's compliance with each Series' fundamental investment policies, authorizing the Subadviser to engage in certain investment techniques for a Series, and recommending to the Board of Trustees whether the subadvisory agreement should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace the Subadviser or appoint an additional Subadviser.

Under the Subadvisory Agreement, the Subadviser must receive the prior written approval of the Adviser to place orders and issue instructions with respect to purchases and sales of securities and other investment assets representing more than 60% of the non-Designated Treasury Securities of a Series at any given time. In addition, the Subadviser must use commercially reasonable efforts to manage the assets of each Series so that each Series maintains a cash position of 5% of such Series average daily net assets, or the amount of such Series expense ratio as stated in the prospectus, whichever is greater, as a reserve for paying the expenses of such Series on an ongoing basis over the life of each Series.

7.   Distributor

a.   Distributor; Services and Compensation of Distributor

ALPS Distributors, Inc., the distributor (also known as principal underwriter) of the shares of each Series (the "Distributor"), is located at 370 17th Street, Suite 3100, Denver, Colorado 80202. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement (the "Distribution Agreement") with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of each Series. The Distributor continually distributes shares of the Series on a best effort basis. The Distributor has no obligation to sell any specific quantity of Series shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of a Series.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Series. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of a Series are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Series.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Series in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales load paid by the purchasers of the Series' shares. In addition, pursuant to the 12b-1 Plan, the Trust will pay the Distributor a monthly fee at the rate of $1,000 per Series for the first three Series, $800 per Series for the next four Series, and $600 for each Series thereafter. The Trust will allocate the aggregate of this fee among the Series based on each Series' respective net assets.

b.   Other Provisions of Distribution Agreement

The Distribution Agreement remains in effect for a period of one year from the date of effectiveness. Subsequently, the Distribution Agreement must be approved at least annually by the Board (with votes cast in person) or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to a Series on 30 days' written notice when authorized either by majority vote of the Series' outstanding voting securities, by a majority vote of the Board, or by the Distributor.

Under the Distribution Agreement, the Distributor is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Series, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, the Distributor and certain related parties are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Series' Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

c.   Service Plan - (12b-1 Plan)

Each Series has adopted a service plan in accordance with Rule 12b-1 of the 1940 Act (the "Plan") that allows the Series to compensate financial intermediaries for providing distribution-related, marketing and other services to shareholders on behalf of the Series' Blue Shares, Green Shares, Silver Shares and Gold Shares. Under the Plan, Blue Shares and Green Shares of each Series compensate financial intermediaries, including the Adviser and Distributor, at an annual rate of 0.50% of the average daily net assets of each class. Under the Plan, Silver Shares and Gold Shares of each Series compensate financial intermediaries, including the Adviser and Distributor, at an annual rate of 0.35% of the average daily net assets of each class. Because these fees are paid out of class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. The financial intermediaries may incur expenses for any distribution-related purpose they deem necessary or appropriate, including the following principal activities: (a) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Series shares to any prospective investors; (b) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Series shares for sale to the public; and (c) compensating other persons, including the Adviser or Subadviser, for providing assistance for the distribution of Series shares.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by shareholders or by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board and the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The Plan may be terminated without penalty at any time by a vote of a majority of the outstanding voting securities of the Fund or by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

In approving the Plan with respect to each class, the Trustees determined that there was a reasonable likelihood that the Plan would benefit the Series and its shareholders. The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures are made.

The Plan obligates the Series to compensate financial intermediaries, including the Adviser and Distributor for their services and not to reimburse them for expenses incurred.

8.   Other Service Providers

Administrator, Fund Accountant, Transfer Agent and Custodian

Pursuant to a service agreement with the Trust (the "Service Agreement"), J.P. Morgan, 73 Tremont Street, Boston, MA 02108, acts as administrator, fund accountant and transfer agent for the Trust. As administrator, J.P. Morgan is responsible, among other things, for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. As fund accountant, J.P. Morgan is responsible, among other things, for calculating the NAV per share of each Series and preparing each Series' financial statements and tax returns. As transfer agent, J.P. Morgan is responsible, among other things, for maintaining an account for each shareholder of record of each Series, processing purchase and redemption requests and paying distributions to shareholders of record.

Unless terminated sooner as provided therein, the Service Agreement will continue in effect from the date of its effectiveness, provided the Trustees approve its continuance at least annually. The Service Agreement is terminable without penalty by the Trust or by J.P. Morgan with respect to a Series on 180 days' prior written notice.

Under the Service Agreement, J.P. Morgan is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law or for any loss or expense suffered by the Trust or third parties, except for a loss or expense solely caused by or resulting from J.P. Morgan's gross negligence or willful misconduct. Under the Service Agreement, J.P. Morgan and its directors, officers, agents and employees are held harmless from and against all claims, liabilities, losses, damages, fines, penalties and expenses related to J.P. Morgan's actions or omissions that are consistent with J.P. Morgan's contractual standard of care.

Pursuant to a custody agreement with the Trust (the "Custody Agreement"), JPMorganChase, 4 Metrotech Center, Brooklyn, New York 11245, safeguards and controls each Series' cash and securities, determines income and collects interest on Series investments. JPMorganChase may employ subcustodians to provide custody of each Series' domestic and foreign assets.

JPMorganChase will maintain a segregated account for each Series with respect to that Series' Zero Coupon Treasuries (i.e., Designated Treasury Securities).

For these services, each Series will pay its pro-rata portion of a fee charged by J.P. Morgan and JPMorganChase, collectively, at an annual rate of .20% of the first $500 million in total assets, .15% of the next $1.5 billion in total assets and .10% in excess of $2 billion in total assets. The fee is accrued daily by each Series and is paid monthly based on average daily net assets. J.P. Morgan and JPMorganChase, collectively, are entitled to a minimum aggregate fee of $150,000 per Series. Out-of-pocket expenses are computed, billed and payable monthly.

Shareholder Servicing

Pursuant to a Shareholder Service Plan adopted by the Trust, the Trust may perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by J.P. Morgan ("Shareholder Servicing Activities") with respect to the Blue Shares and Green Shares of each Series. Under the Service Plan, the Trust may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide Shareholder Servicing Activities for their clients invested in a Series.

Shareholder Servicing Activities may include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Trust; (2) answering shareholder inquiries regarding the Trust (e.g., responding to questions concerning investments in the Trust, account balances and reports and tax information provided by the Trust); (3) assisting in the enhancement of relations and communications between shareholders and the Trust; (4) assisting in the maintenance of Trust records containing shareholder information; and (5) providing such other information and shareholder liaison services as requested.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agents with respect to Blue Shares and Green Shares of each Index Series, a fee of up to 0.25% of that class' average daily net assets of the shares owned by shareholders for which the shareholder servicing agents maintain a servicing relationship, and with respect to Blue Shares and Green Shares of the LS Series, a fee of up to 0.10% of that class' average daily net assets of the shares owned by shareholders for which the shareholder servicing agents maintain a servicing relationship.

Series Transactions
------------------------------------------------------------------------------

How Securities are Purchased and Sold

Each Series' purchases and sales of fixed-income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Series purchases or to whom the Series sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities at a net price. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, ETFs) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Subadviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Subadviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed-income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

Subadviser Responsibility for Purchases and Sales

The Subadviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Subadviser. The Subadviser has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Subadviser in its best judgment and in a manner deemed to be in the best interest of a Series rather than by any formula.

The Subadviser seeks "best execution" for all portfolio transactions. This means that the Subadviser seeks the most favorable price and execution available. The Subadviser's primary consideration in executing transactions for a Series is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

A Series may not always pay the lowest commission or spread available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board. In determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Subadviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Obtaining Research from Brokers

The Subadviser may give consideration to research services furnished by brokers to the Subadviser for its use and may cause a Series to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Subadviser's own internal research and investment strategy capabilities. The Subadviser may not use all research services obtained from brokers in connection with a Series. In addition, the Subadviser may use the research services for other clients of the Subadviser. The Subadviser's fees are not reduced by reason of the Subadviser's receipt of research services.

The Subadviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Subadviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Subadviser utilizes a broker and pays a slightly higher commission than another broker may charge. The higher commission is paid because of the Subadviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Subadviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Subadviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions in which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Subadviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Subadviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

Counterparty Risk

The Subadviser monitors the creditworthiness of counterparties to the Series' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions through Affiliates

The Subadviser may effect transactions through affiliates of the Subadviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. The Series may purchase securities from underwriting syndicates of which affiliates of the Adviser and Subadviser are members under certain conditions in accordance with the 1940 Act and in compliance with procedures adopted by the Board.

Other Accounts of the Subadviser

Investment decisions for a Series are made independently from those for any other account or investment company that is or may in the future become managed by the Subadviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Subadviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Series and other client accounts managed by the Subadviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Series Turnover

The frequency of portfolio transactions of a Series (the portfolio turnover rate) will vary from year to year depending on many factors. A Series' turnover rate is not a limiting factor when the Subadviser deems portfolio changes appropriate. Changes may be made in a Series consistent with the investment objectives and policies of the Series whenever such changes are believed to be in the best interest of the Series and its shareholders. Higher portfolio turnover rates may result in increased brokerage costs to that Series and a possible increase in short-term capital gains or losses.

Purchase and Redemption Information
------------------------------------------------------------------------------

General Information

You may purchase or redeem shares or request any shareholder privilege in person at the offices of the Distributor, located at 370 17th Street, Suite 3100, Denver, Colorado 80202.

Each Series accepts orders for the purchase of shares during the Offering Period or redemption of shares on any weekday that the NYSE is open or an otherwise deemed appropriate by the Trust's officers.

Not all classes or Series of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or Series' availability.

Additional Purchase Information

Shares of each Series are sold only during the Offering Period by the Distributor. Each Series reserves the right to refuse any purchase request. Each Series reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

You must meet the eligibility requirements of the Black Diamond Principal Protected LS Series I to purchase shares in the LS Series. To purchase shares in the LS Series, you must have a net worth of more than $1.5 million.

Shares of a Series are normally issued for cash only. In the Subadviser's discretion, however, a Series may accept portfolio securities that meet the investment objective and policies of the Series as payment for shares of the Series. A Series will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAs

All contributions into an IRA are treated as IRA contributions made during the year the investment is received.

UGMAs/UTMAs

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

Purchases through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Series.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Series directly. When you purchase shares of a Series through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have shares of the Series transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, a Series may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. A Series is not responsible for the failure of any financial institution to carry out its obligations.

If you purchase shares of a Series through a financial institution, you should read any materials and information provided by the financial institution to acquaint yourself with its procedures and any fees that the institution may charge.

Additional Redemption Information

A Series may redeem shares involuntarily to reimburse the Series for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Series' shares as provided in the Prospectus.

Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Series of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Series fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Series.

Redemption-In-Kind

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Subadviser, the Series may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Series may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Series' total net assets, whichever is less, during any 90-day period.

NAV Determination

Net asset value per share for a Series is determined as of the close of regular trading (currently 4:00 p.m., Eastern time) on each day the NYSE is open for business and on any other day that the Series accepts orders for purchase or redemption of shares. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of a Series' shares.

Securities of a Series for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean of the last bid and asked price quoted on such day. In the case of other Series securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Board. All other securities and other assets of a Series for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board and in accordance with procedures adopted by the Board.

Shares of a Series may be purchased during an Offering Period or redeemed on any day the Series is open for business. The Series are open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Distributions

Unless received in cash or invested into a new Series, distributions of net investment income will be reinvested at a Series' NAV per share as of the last day of the period with respect to which the distribution is paid. Unless received in cash or invested into a new Series, distributions of capital gain will be reinvested at the NAV per share of a Series on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

Sales Loads

As described in the prospectus, each Series offers four classes of shares:
Blue Shares, Green Shares, Silver Shares and Gold Shares. Blue Shares are offered with a 4.25% initial sales load and are subject to a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the class with respect to each Index Series and 0.10% of the average net assets of the class with respect to the LS Series. Pursuant to the Plan, Blue Shares are also subject to a 12b-1 fee at an annual rate of up to 0.50% of the average net assets of the class with respect to each Series. The investment minimum for Blue Shares is between $10,000 and $499,999.

Green Shares are offered with a 3.25% initial sales load and are subject to a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the class with respect to each Index Series and 0.10% of the average net assets of the class with respect to the LS Series. Pursuant to the Plan, Green Shares are also subject to a 12b-1 fee at an annual rate of up to 0.50% of the average net assets of the class with respect to each Series. The investment minimum for Green Shares is between $500,000 and $999,999.

Silver Shares are offered with a 2.25% initial sales load. Silver Shares are also subject to a 12b-1 fee at an annual rate of up to 0.35% of the average net assets of the class with respect to each Series. The investment minimum for Silver Shares is between $1,000,000 and $9,999,999.

Gold Shares are offered with a 1.25% initial sales load. Gold Shares are also subject to a 12b-1 fee at an annual rate of up to 0.35% of the average net assets of the class with respect to each Series. The investment minimum for Gold Shares is $10 million and over.

You should carefully consider the alternative purchase arrangements relating to the shares of each class before purchasing the shares. Specifically, you should consider which shares will be most beneficial to you given the amount of your purchase, the length of time you expect to hold shares and other circumstances.

Reduced Sales Loads

You may qualify for a reduced sales load on purchases of a Series' shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales load you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold in the Series or shares of other Trust series managed by the Adviser. To qualify for ROA on a purchase, you must inform J.P. Morgan and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the shares of a Series within a period of 3 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Series an amount equal to the difference between the dollar value of the sales loads paid under the LOI and the dollar value of the sales loads due on the aggregate purchases of the shares as if such purchases were executed in a single transaction.

Elimination of Sales Loads

No sales load is assessed on the reinvestment of a Series' distributions. Each Series reserves the right not to charge a sales load on purchases made for investment purposes by:

     o Any bank, trust company, savings association or similar institution with whom the Distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)

     o Any registered investment adviser with whom the Distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts

     o Any broker-dealer with whom the Distributor has entered into a Fee-Based Wrap Account Agreement or similar agreement and which is acting on behalf if its fee-based program clients

     o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the Subadviser, the Distributor, any of their affiliates or any organization with which the Distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative

     o Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.

Each Series requires appropriate documentation of an investor's eligibility to purchase Series shares without a sales load. Any shares so purchased may not be resold except to the Series.

Taxation
------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Series qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting a Series and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of a Series or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Series and their shareholders. Any of these changes or court decisions may have a retroactive effect. All investors should consult their own tax adviser as to the federal, state, local and foreign tax provisions applicable to them.

Qualification as a Regulated Investment Company

Each Series intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Series.

The tax year-end of each Series is December 31.

Meaning of Qualification

As a regulated investment company, a Series will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net long-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Series must satisfy the following requirements:

     o The Series must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Series after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Series must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Series must satisfy the following asset diversification test at the close of each quarter of the Series' tax year: (1) at least 50% of the value of the Series' assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Series has not invested more than 5% of the value of the Series' total assets in securities of an issuer and as to which the Series does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Series' total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Series controls and which are engaged in the same or similar trades or businesses.

Failure to Qualify

If for any tax year a Series does not qualify to be taxed as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Series' current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Series' income and performance. It is possible that a Series will not qualify as a regulated investment company in any given tax year.

Series Distributions

Each Series anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Series anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Series may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividend-received deduction.

A Series may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in a Series' financial statements. Any such losses may not be carried back.

Distributions by a Series that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Series will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Series (or of another Series). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Series into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholder of record on a specified date in those months, however, is deemed to be received by you (and made by the Series) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Non-Deductibility of 12b-1 Fees

It is expected that a Series may not be able to deduct the fees paid pursuant to the Plan in determining its investment company taxable income. Accordingly, a Series may be required to make distributions to its shareholders that are in excess of the Series' economic income, and, accordingly, shareholders may be required to pay income tax on this "phantom income." Shareholders may not get any tax benefit from these 12b-1 fees paid by the Series until they redeem their shares (at which time the amount of such fees may effectively reduce the gain realized, or decrease the loss realized, upon such redemption). Because a Series may be required to make distributions that are in excess of its economic income, the Series may be required to sell its portfolio securities in order to obtain the cash needed to make such distributions.

Certain Tax Rules Applicable to the Series' Transactions

Under current federal tax law, a Series will recognize taxable income in the form of original issue discount by virtue of holding United States Treasury bills, notes and bonds issued at a discount of more than a de minimis amount. The tax law requires the Series to accrue a portion of such discount as income each year even though the Series does not receive any interest payment in cash during the year. Accordingly, in order to continue to maintain its status as a regulated investment company for federal income tax purposes and to avoid the imposition of an excise tax with respect to any year, the Series may be required to make aggregate distributions to its shareholders each year in amounts which are greater than the aggregate amount of interest income the Series actually received during such year. Such distributions will be made from the existing cash held by the Series or, if necessary, from the proceeds derived by the Series from its sales of portfolio securities selected by the Subadviser. The Series may realize a taxable gain or loss from such securities sales. In the event the Series realizes net capital gains from such sales, its shareholders may receive a larger capital gain distribution, if any, from the Series for the taxable year involved than they otherwise would have received.

For federal income tax purposes, when call options purchased by a Series expire unexercised, the premiums paid by the Series give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When a Series exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Series.

Certain listed options are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Series at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Series on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Series can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option or other position entered into or held by a Series in conjunction with any other position held by the Series may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Series' gains or losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Series has unrealized gains with respect to the other position in such straddle; (2) the Series' holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Series that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Series if all of the offsetting positions consist of
Section 1256 contracts.

A Series may invest in ETFs which are treated as regulated investment companies under the Code. Distributions received by a Series from a regulated investment company will be treated in the manner described above under "Series Distributions." The failure of an ETF in which a Series invests to qualify as a regulated investment company could have an adverse impact on the performance of the Series.

Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Series' income must be distributed during the next calendar year. A Series will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, a Series: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Series will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Series intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Series might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Sale or Redemption of Shares

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Series in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Series within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Series will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Backup Withholding

Each Series will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Series that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Foreign Shareholders

Taxation of a shareholder who under the Code is a nonresident alien individual or foreign corporation ("foreign shareholder"), depends on whether the income from a Series is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Series is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Series and distributions of net capital gain from the Series. If the income from a Series is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions and any gain realized upon the sale of shares of a Series will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations. Special rules apply in the case of a shareholder that is a foreign partnership or foreign trust.

In the case of a noncorporate foreign shareholder, a Series may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Series with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Series can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Series.

State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Series can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Series.

Performance Data and Advertising
------------------------------------------------------------------------------

Performance Data

The Series may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

A Series may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index; the Nasdaq-100 Index; the Russell 2000(R)Index; the Standard & Poor's Mid-Cap 400 Index; the Russell Midcap(TM) Index; the Russell
          1000(R) Value Index; the Russell 2500(TM) Index; the Morgan Stanley(R) Capital International - Europe, Australasia and Far East Index; the Dow Jones Industrial Average; the Salomon Brothers Bond Index; the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are standards by which shareholders may compare the performance of a Series to an unmanaged composite of securities with similar, but not identical, characteristics as the Series.

The Series may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Series' performance will fluctuate in response to market conditions and other factors.

Performance Calculations

Each Series' performance may be quoted in terms of total return.

Total Return Calculations

Each Series' total return shows its overall change in value, including changes in share price and assuming that all of the Series' distributions are reinvested.

Average Annual Total Return Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Series: (1) determines the growth or decline in value of a hypothetical historical investment in the Series over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Series.

Average annual total return before taxes on distributions and/or the sale of shares of a Series is calculated according to the following formula:

     P(1+T)n = ERV

     Where:
           P     =     a hypothetical initial payment of $1,000
           T     =     average annual total return
           N     =     number of years
           ERV   =     ending  redeemable value: ERV is the value, at the end
                       of the applicable  period,  of a  hypothetical  $1,000
                       payment made at the beginning of the applicable period

Average annual total return, after taxes on distributions, but before taxes on the sale of shares of a Series, is calculated according to the following formula:

     P (1 + T)n  =  ATV[D]

     Where:
           P  =        hypothetical initial payment of $1,000;
           T  =        average  annual  total  return  (after  taxes on
     distributions);
           n  =        period covered by the computation,  expressed in years.
           ATV[D]      = ending value of a  hypothetical  $1,000 payment made
                       at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The Series calculate taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by a Series on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.

Average annual total return, after taxes on distributions and sale of shares of a Series, is calculated according to the following formula:

     P (1 + T)n  =  ATV[DR]

     Where:
           P  =        hypothetical initial payment of $1,000;
           T  =        average annual total return (after taxes on
                       distributions and sale of shares of a Series);
           n  =        period covered by the computation, expressed in years.
           ATV[DR] =   ending value of a hypothetical  $1,000 payment made at
                       the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of shares of a Series.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. A Series does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

A Series calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. A Series assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Because average annual returns tend to smooth out variations in a Series' returns, shareholders should recognize that they are not the same as actual year-by-year results.

Other Measures of Total Return. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. A Series may quote unaveraged or cumulative total returns that reflect the Series' performance over a stated period of time. Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Series' front-end sales load or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

     PT = (ERV/P-1)

     Where:
          PT    =     period total return

          The other definitions are the same as in average annual total return above

Other Matters

A Series may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Series' managers and the portfolio management staff of the Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Series over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Series as of one or more dates; and (10) a comparison of the Series' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

A Series may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Series at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

In connection with its advertisements, a Series may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction to the Series', the Trust's or any of the Trust's service provider's policies or business practices.

Other Matters
------------------------------------------------------------------------------

The Trust and Its Shareholders

General Information

Black Diamond Funds was organized as a business trust under the laws of the State of Delaware on March 26, 2002. The Trust will continue indefinitely until terminated. The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Black Diamond Principal Protected 500 Series I
Black Diamond Principal Protected 2000 Series I
Black Diamond Principal Protected LS Series I
Black Diamond Principal Protected 100 Series I
Black Diamond Principal Protected 400 Series I

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Each of the Trust, the Adviser, the Subadviser and the Distributor have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Series.

Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance.

Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of an offering, will be fully paid and nonassessable.

A shareholder in a Series is entitled to the shareholder's pro rata share of all distributions arising from that Series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Certain Reorganization Transactions

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. The sale or conveyance of assets of series or the reorganization of a series into another investment company registered under the 1940 Act may also be effected by the Trustees without shareholder consent.

Ownership of the Series

As of February 18, 2003, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of each Series.

Also as of that date, the following shareholders of record owned 5% or more of the shares of each class of each Series. The Adviser owns 50 shares of each class of each Series (10% of each class and 10% of each Series). Clay Christiansen owns 50 shares of each class of each Series (10% of each class and 10% of each Series). Darwin Davis Sr. owns 50 shares of each class of each Series (10% of each class and 10% of each Series). George Shifrin owns 50 shares of each class of each Series (10% of each class and 10% of each Series). Jerry Schwartz owns 50 shares of each class of each Series (10% of each class and 10% of each Series). Larry Marx owns 50 shares of each class of each Series (10% of each class and 10% of each Series). Michael Kosnitzky owns 50 shares of each class of each Series (10% of each class and 10% of each Series). Michael Philipp owns 50 shares of each class of each Series (10% of each class and 10% of each Series). Michael Quinn owns 50 shares of each class of each Series (10% of each class and 10% of each Series). Randolph Pohlman owns 50 shares of each class of each Series (10% of each class and 10% of each Series).

From time to time, certain shareholders may own a large percentage of the shares of a Series. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of February 18, 2003, no person beneficially or of record owned 25% or more of the shares of each Series (or of the Trust) and may be deemed to control the Series (or the Trust).

Limitations on Shareholders' and Trustees' Liability

Delaware law provides that shareholders of a Series are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Series is unable to meet its obligations. The Adviser believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

Financial Statements and Report of Independent Auditors
------------------------------------------------------------------------------

BLACK DIAMOND FUNDS
Black Diamond Principal Protected 500 Series I
Statement of Assets and Liabilities at February 13, 2003

ASSETS:
    Cash ........................................................     $ 20,000
    Deferred offering costs (Note 1) ............................      133,600
                                                                      --------
      Total Assets ..............................................      153,600
                                                                      --------

LIABILITIES:
    Offering costs payable (Note 1) .............................      133,600
    Commitments (Notes 1 and 2) .................................           --
                                                                      --------
      Total Liabilities .........................................      133,600
                                                                      --------
      Net Assets ................................................     $ 20,000
                                                                      --------

BLUE SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 4.25% of offering price) ..............     $  10.44
                                                                      --------

GREEN SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 3.25% of offering price) ..............     $  10.34
                                                                      --------

SILVER SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 2.25% of offering price) ..............     $  10.23
                                                                      --------

GOLD SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 1.25% of offering price) ..............     $  10.13
                                                                      --------

(Please refer to the Notes on pg. 42).

BLACK DIAMOND FUNDS
Black Diamond Principal Protected 100 Series I
Statement of Assets and Liabilities at February 13, 2003

ASSETS:
    Cash ........................................................     $ 20,000
    Deferred offering costs (Note 1) ............................      133,600
                                                                      --------
      Total Assets ..............................................      153,600
                                                                      --------

LIABILITIES:
    Offering costs payable (Note 1) .............................      133,600
    Commitments (Notes 1 and 2) .................................           --
                                                                      --------
      Total Liabilities .........................................      133,600
                                                                      --------
      Net Assets ................................................     $ 20,000
                                                                      --------

BLUE SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 4.25% of offering price) ..............     $  10.44
                                                                      --------

GREEN SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 3.25% of offering price) ..............     $  10.34
                                                                      --------

SILVER SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 2.25% of offering price) ..............     $  10.23
                                                                      --------

GOLD SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 1.25% of offering price) ..............     $  10.13
                                                                      --------

(Please refer to the Notes on pg. 42).

BLACK DIAMOND FUNDS
Black Diamond Principal Protected 2000 Series I
Statement of Assets and Liabilities at February 13, 2003

ASSETS:
    Cash ........................................................     $ 20,000
    Deferred offering costs (Note 1) ............................      133,600
                                                                      --------
      Total Assets ..............................................      153,600
                                                                      --------

LIABILITIES:
    Offering costs payable (Note 1) .............................      133,600
    Commitments (Notes 1 and 2) .................................           --
                                                                      --------
      Total Liabilities .........................................      133,600
                                                                      --------
      Net Assets ................................................     $ 20,000
                                                                      --------

BLUE SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 4.25% of offering price) ..............     $  10.44
                                                                      --------

GREEN SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 3.25% of offering price) ..............     $  10.34
                                                                      --------

SILVER SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 2.25% of offering price) ..............     $  10.23
                                                                      --------

GOLD SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 1.25% of offering price) ..............     $  10.13
                                                                      --------

(Please refer to the Notes on pg. 42).

BLACK DIAMOND FUNDS
Black Diamond Principal Protected 400 Series I
Statement of Assets and Liabilities at February 13, 2003

ASSETS:
    Cash ........................................................     $ 20,000
    Deferred offering costs (Note 1) ............................      133,600
                                                                      --------
      Total Assets ..............................................      153,600
                                                                      --------

LIABILITIES:
    Offering costs payable (Note 1) .............................      133,600
    Commitments (Notes 1 and 2) .................................           --
                                                                      --------
      Total Liabilities .........................................      133,600
                                                                      --------
      Net Assets ................................................     $ 20,000
                                                                      --------

BLUE SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 4.25% of offering price) ..............     $  10.44
                                                                      --------

GREEN SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 3.25% of offering price) ..............     $  10.34
                                                                      --------

SILVER SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 2.25% of offering price) ..............     $  10.23
                                                                      --------

GOLD SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 1.25% of offering price) ..............     $  10.13
                                                                      --------

(Please refer to the Notes on pg. 42).

BLACK DIAMOND FUNDS
Black Diamond Principal Protected LS Series I
Statement of Assets and Liabilities at February 13, 2003

ASSETS:
    Cash ........................................................     $ 20,000
    Deferred offering costs (Note 1) ............................      133,600
                                                                      --------
      Total Assets ..............................................      153,600
                                                                      --------

LIABILITIES:
    Offering costs payable (Note 1) .............................      133,600
    Commitments (Notes 1 and 2) .................................           --
                                                                      --------
      Total Liabilities .........................................      133,600
                                                                      --------
      Net Assets ................................................     $ 20,000
                                                                      --------

BLUE SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 4.25% of offering price) ..............     $  10.44
                                                                      --------

GREEN SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 3.25% of offering price) ..............     $  10.34
                                                                      --------

SILVER SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 2.25% of offering price) ..............     $  10.23
                                                                      --------

GOLD SHARES:
Net Assets ......................................................     $  5,000
                                                                      --------
Shares Outstanding (unlimited authorized, $.01 par value) .......          500
                                                                      --------
    NET ASSET VALUE PER SHARE ...................................     $  10.00
                                                                      --------

    MAXIMUM OFFERING PRICE
    (net asset value plus 1.25% of offering price) ..............     $  10.13
                                                                      --------

(Please refer to the Notes on pg. 42).

BLACK DIAMOND FUNDS
Notes to the Statements of Assets and Liabilities at February 13, 2003

Note 1 -- Black Diamond Funds (the "Trust") was organized as a Delaware business trust on March 26, 2002 and is comprised of five series, specifically, Black Diamond Principal Protected 500 Series I, Black Diamond Principal Protected 100 Series I, Black Diamond Principal Protected 2000 Series I and Black Diamond Principal Protected 400 Series I, (the "Index Funds") and Black Diamond Principal Protected LS Series I (the "LS Fund") (collectively the "Funds"). To date, the Funds have had no transactions other than those relating to organizational matters and the sale of 500 shares of beneficial interest for $5,000 of each class of each Fund to affiliates of Black Diamond Asset Management LLC (the "Investment Manager"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment management company. The investment objective of the Funds is to meet or exceed the performance of certain indexes at the end of a seven-year period while protecting the investor's original principal at the end of the same seven-year period. Estimated organizational expenses of the Trust in the amount of approximately $96,000 incurred prior to the offering of the Funds' shares will be absorbed by the Investment Manager. It is estimated that the Investment Manager will incur, and be reimbursed, approximately $668,000 by the Funds in offering costs, which will be allocated by the Trust on a pro rata basis amongst each of the five Funds. Actual costs could differ from these estimates. Offering costs will be recorded as a reduction of paid-in capital by the Funds at the commencement of operations.

Note 2 -- The Trust has entered into an Investment Advisory Agreement with the Investment Manager. As full compensation for the services and facilities furnished to the Funds and expenses of the Funds incurred by the Investment Manager, the Trust will pay the Investment Manager monthly compensation calculated daily by applying the annual rate of .50% to .65% to the Index Funds' daily net assets based on certain asset levels, plus out-of-pocket expenses including, but not limited to, insurance premiums and administrative costs incurred on behalf of the Trust and .125% of LS Fund's daily net assets, plus 12.5% of the amount by which LS Fund's return at each calendar quarter-end exceeds the highest previous calendar quarter-end return, plus out-of-pocket expenses incurred on behalf of the Trust.

     The Investment Manager and the Trust have entered into a Subadvisory Agreement with Broadmark Asset Management LLC (the "Subadvisor"), whereby the Subadvisor will be paid a monthly fee by the Trust based on the daily net assets of the Index Funds at an annual rate of .35% to .50%, based on certain asset levels, and .125% of LS Fund's daily net assets and the same quarterly profit participation paid to the Investment Manager for LS Fund referenced above.

     The Trust has entered into a Global Custody Agreement with JPMorgan Chase Bank and an Administrative Service Agreement with JP Morgan Investor Services, to provide custody and administrative, fund accounting and transfer agency services to the Funds, respectively.

     Shares of the Funds are distributed by ALPS Distributors, Inc. (the "Distributor"), a third-party distributor unrelated to the Investment Manager. The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Funds will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates:
(i) Blue and Green Shares - 0.50% of the average daily net assets of Blue and Green Shares; and (ii) Silver and Gold Shares - 0.35% of the average daily net assets of Silver and Gold Shares. The Distributor has entered into a service agreement with the Investment Manager to provide services under the Plan in exchange for the fees collected from the Funds referenced above.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Black Diamond Funds:


We have audited the accompanying statements of assets and liabilities of Black Diamond Funds, comprising Black Diamond Principal Protected 500 Series I, Black Diamond Principal Protected 100 Series I, Black Diamond Principal Protected 2000 Series I, Black Diamond Principal Protected 400 Series I and Black Diamond Principal Protected LS Series I (the "Funds") as of February 13, 2003. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Black Diamond Funds, comprising Black Diamond Principal Protected 500 Series I, Black Diamond Principal Protected 100 Series I, Black Diamond Principal Protected 2000 Series I, Black Diamond Principal Protected 400 Series I and Black Diamond Principal Protected LS Series I as of February 13, 2003 in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
February 14, 2003

                                    PART C
                               OTHER INFORMATION

ITEM 23.  Exhibits

      (a) (1)  Certificate  of Trust -  Incorporated  by  reference to Exhibit
               (a)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

          (2) Certificate of Amendment of Certificate of Trust - Incorporated by reference to Exhibit (a)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

          (3)  Form of Trust Instrument - Incorporated by reference to Exhibit
               (a)(3) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

     (b) Form of Bylaws - Incorporated by reference to Exhibit (b) to the Registrant's Registration Statement on Form N-1A File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on January 31, 2003.

     (c)  Not applicable.

     (d) (1) Form of Advisory Agreement between the Registrant and Black Diamond Asset Management LLC - Incorporated by reference to Exhibit (d)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

          (2) Form of Subadvisory Agreement between the Registrant, Black Diamond Asset Management LLC and Broadmark Asset Management, LLC - Incorporated by reference to Exhibit (d)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

     (e) (1) Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc. - Incorporated by reference to Exhibit (e) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

          (2) Form of Selected Dealer Agreement between ALPS Distributors, Inc. and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on January 31, 2003.

     (f)  Not applicable.

     (g) Form of Custodian Agreement between the Registrant and JPMorgan Chase Bank - Incorporated by reference to Exhibit (g) to the
          Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

     (h) (1) Form of Mutual Fund Services Agreement (fund administration, fund accounting and transfer agency services) between the Registrant and J.P. Morgan Investor Services Company - Incorporated by reference to Exhibit (h) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

          (2) Form of Shareholder Service Plan - Incorporated by reference to Exhibit (h)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on January 31, 2003.

          (3) Form of Shareholder Service Agreement - Incorporated by reference to Exhibit (h)(3) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on January 31, 2003.


     (i)  Opinion  and  Consent  of  Seward  &  Kissel  LLP - Filed  herewith.


     (j)  Consent  of  Independent  Auditors  -  Filed  herewith.

     (k)  Not applicable.

     (l) Investment representation letters of Initial Shareholders - Filed herewith.

     (m) Form of Rule 12b-1 Plan - Incorporated by reference to Exhibit (m) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

     (n) Form of Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002.

     (o)  Reserved.

     (p) (1) Form of Code of Ethics of the Trust - Incorporated by reference to Exhibit (p)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on January 31, 2003.

          (2) Form of Code of Ethics for Black Diamond Asset Management LLC - Incorporated by reference to Exhibit (p)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on January 31, 2003.

          (3) Form of Code of Ethics for Broadmark Asset Management, LLC - Filed herewith.


      Other Exhibits:

          Powers of Attorney of Mr. Schweiger and Mrs. Casey - Incorporated by reference to Other Exhibits to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on June 24, 2002; Power of Attorney of Mr. Fatemi - Incorporated by reference to Other Exhibits to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123), filed with the Securities and Exchange Commission on January 31, 2003.

ITEM 24.  Persons Controlled by or Under Common Control with the Fund.

          None.

ITEM 25.  Indemnification

          As set forth in the Registrant's  Trust Instrument (filed as Exhibit
          (a)(3)), form of Advisory Agreement (filed as Exhibit (d)) and form of Distribution Agreement (filed as Exhibit (e)(1)).

ITEM 26.  Business and Other Connections of Investment Adviser.

          The descriptions of Black Diamond Asset Management LLC under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The information as to the managing members and officers of Black Diamond Asset Management LLC is set forth in Black Diamond Asset Management LLC's Form ADV filed with the Securities and Exchange Commission on July 18, 2002 (File No. 801-61261) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters.

          (a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Firsthand Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, DIAMONDS Trust, Nasdaq 100 Trust, BLDRS Index Funds Trust, Ameristock Mutual Fund, Inc., Davis Park Series Trust, Financial Investors Variable Insurance Trust, State Street Institutional Investment Trust, Accessor Funds, Inc., W.P. Stewart & Co. Growth Fund, Inc., Holland Series Fund, Inc., Williams Capital Management Trust, and ETF Advisors Trust.

          (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Registrant, are as follows:

                                   Positions and
           Name and Principal      Offices with    Positions and Offices
           Business Address*       Registrant      with Underwriter
           -----------------       ----------      --------------------

           W. Robert Alexander     None            Chairman, Chief
                                                   Executive Officer and
                                                   Secretary

           Thomas A. Carter        None            Chief Financial
                                                   Officer and Director

           Edmund J. Burke         None            President and Director
           Jeremy O. May           None            Senior Vice President
                                                   and Director
           Robert Szydlowski       None            Vice President
           Rick A. Pederson        None            Director
           Chris Woessner          None            Director

           -----------------------
           *All addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202.

          (c)  Not applicable.

ITEM 28.  Location of Accounts and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of JPMorgan Chase Bank, 4 Metrotech Center, Brooklyn, New York 11245, the Registrant's custodian. All other records so required to be maintained are maintained at the offices of Black Diamond Asset Management LLC, 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings

          Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No.2 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Plantation and State of Florida, on the 14th day of February, 2003.

                                    BLACK DIAMOND FUNDS


                                    By: /s/ Larry B. Schweiger
                                        ----------------------
                                          Larry B. Schweiger
                                          Chairman and President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                           Title                   Date
      ---------                           -----                   ----

1. Principal Executive Officer:

   /s/ Larry B. Schweiger                 Chairman          February 14, 2003
   ----------------------                 and President
       Larry B. Schweiger

2. Principal Financial
   and Accounting
   Officer:

   /s/ Charles F. Fistel                  Treasurer         February 14, 2003
   ---------------------
       Charles F. Fistel

3. Trustees

   Larry B. Schweiger
   R. Carol Casey*
   Ali Fatemi*

   /s/ Larry B. Schweiger                                   February 14, 2003
   ------------------------
       Larry B. Schweiger
       *(Attorney-in-fact)

                               Index to Exhibits
                               -----------------

Exhibit No.    Description of Exhibits
-----------    -----------------------

(i)            Opinion and Consent of Seward & Kissel LLP

(j)            Consent of Independent Auditors

(l)            Investment Representation Letters

(p) (3)        Code of Ethics for Broadmark Asset Management, LLC